Federated Hermes Total Return Bond Fund
Portfolio of Investments
August 31, 2025 (unaudited)
Principal Amount, Shares or Contracts		Value in U.S. Dollars
	U.S. TREASURIES—33.4%
	U.S. Treasury Bonds—6.5%
$ 4,845,000	United States Treasury Bond, 2.250%, 8/15/2049	$ 2,987,681
13,420,000	United States Treasury Bond, 2.375%, 11/15/2049	8,486,094
215,000	United States Treasury Bond, 2.500%, 2/15/2045	149,700
250,000	United States Treasury Bond, 2.500%, 2/15/2046	171,328
350,000	United States Treasury Bond, 2.500%, 5/15/2046	239,046
9,000,000	United States Treasury Bond, 2.750%, 11/15/2047	6,316,921
9,000,000	United States Treasury Bond, 2.875%, 5/15/2043	6,876,650
2,380,000	United States Treasury Bond, 2.875%, 8/15/2045	1,759,033
10,400,000	United States Treasury Bond, 2.875%, 5/15/2049	7,349,610
2,000,000	United States Treasury Bond, 3.000%, 5/15/2042	1,585,308
800,000	United States Treasury Bond, 3.000%, 11/15/2045	602,784
2,000,000	United States Treasury Bond, 3.000%, 2/15/2047	1,484,376
850,000	United States Treasury Bond, 3.000%, 8/15/2048	620,030
950,000	United States Treasury Bond, 3.125%, 8/15/2044	741,912
3,215,000	United States Treasury Bond, 3.125%, 5/15/2048	2,406,100
2,885,000	United States Treasury Bond, 3.750%, 8/15/2041	2,568,870
69,000,000	United States Treasury Bond, 3.875%, 2/15/2043	61,266,659
406,385,000	United States Treasury Bond, 4.125%, 8/15/2053	355,840,866
421,570,000	United States Treasury Bond, 4.250%, 2/15/2054	377,107,518
7,890,000	United States Treasury Bond, 4.250%, 8/15/2054	7,056,619
30,000,000	United States Treasury Bond, 4.375%, 8/15/2043	28,351,143
3,100,000	United States Treasury Bond, 4.500%, 2/15/2036	3,176,047
5,000,000	United States Treasury Bond, 4.625%, 5/15/2054	4,761,719
72,000,000	United States Treasury Bond, 4.625%, 2/15/2055	68,625,000
5,000,000	United States Treasury Bond, 4.750%, 5/15/2055	4,862,500
5,000,000	United States Treasury Bond, 5.250%, 11/15/2028	5,245,536
	TOTAL	960,639,050
	U.S. Treasury Inflation-Protected Notes—2.1%
342,410	U.S. Treasury Inflation-Protected Notes, 0.750%, 2/15/2045	247,899
302,332,912	U.S. Treasury Inflation-Protected Notes, 1.625%, 4/15/2030	308,630,537
	TOTAL	308,878,436
	U.S. Treasury Notes—24.8%
265,000	United States Treasury Note, 0.250%, 9/30/2025	264,193
12,000,000	United States Treasury Note, 0.375%, 7/31/2027	11,283,284
10,410,000	United States Treasury Note, 0.375%, 9/30/2027	9,740,324
5,400,000	United States Treasury Note, 0.500%, 4/30/2027	5,125,861
1,500,000	United States Treasury Note, 0.500%, 10/31/2027	1,403,617
700,000	United States Treasury Note, 1.125%, 2/28/2027	673,864
1,000,000	United States Treasury Note, 1.125%, 2/29/2028	941,658
9,000,000	United States Treasury Note, 1.250%, 4/30/2028	8,471,395
67,000,000	United States Treasury Note, 1.500%, 1/31/2027	64,940,748
270,000	United States Treasury Note, 1.625%, 5/15/2026	265,689
21,650,000	United States Treasury Note, 1.750%, 12/31/2026	21,091,116
49,063,000	United States Treasury Note, 1.875%, 2/28/2027	47,752,596
1,300,000	United States Treasury Note, 2.250%, 11/15/2025	1,294,793

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		U.S. TREASURIES—continued
		U.S. Treasury Notes—continued
$ 180,000		United States Treasury Note, 2.375%, 5/15/2027	$ 176,158
23,300,000		United States Treasury Note, 2.375%, 3/31/2029	22,341,249
100,000		United States Treasury Note, 2.375%, 5/15/2029	95,719
113,155,000		United States Treasury Note, 2.625%, 5/31/2027	111,158,063
130,000		United States Treasury Note, 2.625%, 2/15/2029	125,893
4,800,000		United States Treasury Note, 2.750%, 2/15/2028	4,705,204
56,000,000		United States Treasury Note, 2.750%, 5/31/2029	54,302,931
32,695,000		United States Treasury Note, 3.125%, 8/31/2027	32,384,178
50,000,000		United States Treasury Note, 3.500%, 1/31/2028	49,885,370
10,000,000		United States Treasury Note, 3.500%, 4/30/2028	9,976,304
22,500,000		United States Treasury Note, 3.500%, 9/30/2029	22,381,866
37,250,000		United States Treasury Note, 3.625%, 5/31/2028	37,280,616
13,000,000		United States Treasury Note, 3.625%, 9/30/2031	12,854,039
7,500,000		United States Treasury Note, 3.750%, 6/30/2027	7,512,947
10,325,000		United States Treasury Note, 3.750%, 5/15/2028	10,367,867
268,000,000		United States Treasury Note, 3.750%, 8/31/2031	266,990,658
126,000,000		United States Treasury Note, 3.875%, 3/15/2028	126,900,459
17,550,000		United States Treasury Note, 3.875%, 7/15/2028	17,688,213
3,690,000		United States Treasury Note, 3.875%, 4/30/2030	3,721,459
11,500,000		United States Treasury Note, 3.875%, 6/30/2030	11,594,793
19,130,000		United States Treasury Note, 4.000%, 2/28/2030	19,399,676
33,000,000		United States Treasury Note, 4.000%, 3/31/2030	33,455,535
165,000,000		United States Treasury Note, 4.125%, 11/15/2027	166,783,122
145,000,000		United States Treasury Note, 4.125%, 10/31/2029	147,636,753
42,000,000		United States Treasury Note, 4.125%, 11/30/2029	42,775,139
104,820,000		United States Treasury Note, 4.125%, 7/31/2031	106,538,105
739,000,000		United States Treasury Note, 4.125%, 10/31/2031	750,329,979
9,000,000		United States Treasury Note, 4.125%, 3/31/2032	9,121,164
5,000,000		United States Treasury Note, 4.250%, 6/30/2029	5,110,279
240,800,000		United States Treasury Note, 4.250%, 11/15/2034	242,417,887
10,500,000		United States Treasury Note, 4.250%, 5/15/2035	10,534,453
1,050,000,000		United States Treasury Note, 4.250%, 8/15/2035	1,052,132,865
72,500,000		United States Treasury Note, 4.375%, 12/31/2029	74,562,864
12,000,000		United States Treasury Note, 4.375%, 1/31/2032	12,337,534
5,000,000		United States Treasury Note, 4.625%, 9/30/2028	5,149,192
2,500,000		United States Treasury Note, 4.625%, 9/30/2030	2,603,956
		TOTAL	3,656,581,627
		TOTAL U.S. TREASURIES (IDENTIFIED COST $4,969,356,709)	4,926,099,113
		CORPORATE BONDS—23.5%
		Auto Receivables—0.0%
500,000		Nemak SAB de CV, Sr. Unsecd. Note, 144A, 3.625%, 6/28/2031	430,031
		Basic Industry - Chemicals—0.1%
119,000		DuPont de Nemours, Inc., Sr. Unsecd. Note, 5.319%, 11/15/2038	124,265
250,000		Reliance Industries Ltd., Sr. Unsecd. Note, 144A, 2.875%, 1/12/2032	225,979
8,755,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	8,127,709
200,000	[1]	San Miguel Industrias, Sr. Unsecd. Note, 144A, 3.750%, 8/2/2028	188,827
1,300,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 5.500%, 3/18/2031	1,097,144
1,600,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 144A, 8.750%, 5/3/2029	1,618,968
		TOTAL	11,382,892

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Basic Industry - Metals & Mining—0.4%
$ 8,960,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	$ 8,199,308
2,600,000	[1]	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 6.000%, 4/5/2054	2,580,225
4,420,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	4,612,336
600,000		Antofagasta PLC, 144A, 6.250%, 5/2/2034	634,328
500,000		Codelco, Inc., Sr. Unsecd. Note, REGS, 5.125%, 2/2/2033	494,174
200,000		CSN Islands XI Corp., Sr. Unsecd. Note, REGS, 6.750%, 1/28/2028	193,230
500,000		Freeport Indonesia PT, Sr. Unsecd. Note, REGS, 6.200%, 4/14/2052	511,913
10,330,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	10,527,716
1,830,000		Glencore Funding LLC, 144A, 5.893%, 4/4/2054	1,792,376
6,692,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	6,565,717
3,344,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	2,218,128
200,000		Ivanhoe Mines Ltd., Sr. Unsecd. Note, 144A, 7.875%, 1/23/2030	202,738
800,000		OCP S.A., Sr. Unsecd. Note, 144A, 7.500%, 5/2/2054	827,960
200,000		OCP S.A., Sr. Unsecd. Note, REGS, 6.750%, 5/2/2034	211,386
433,511		Samarco Mineracao S.A., Sr. Secd. Note, REGS, 9.500%, 6/30/2031	431,704
11,208		Samarco Mineracao S.A., Sr. Unsecd. Note, 144A, 9.500%, 6/30/2031	11,161
4,034,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	4,453,548
8,000,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.375%, 8/15/2034	8,181,486
200,000		Vale Overseas Ltd., Sr. Unsecd. Note, 3.750%, 7/8/2030	190,749
200,000		Vedanta Resources II PLC, Sr. Unsecd. Note, 144A, 10.875%, 9/17/2029	205,834
		TOTAL	53,046,017
		Basic Industry - Paper—0.1%
10,775,000		Smurfit Kappa Treasury Unlimited Co., Sr. Unsecd. Note, 5.777%, 4/3/2054	10,612,953
400,000		Suzano Austria GmbH, Sr. Unsecd. Note, 6.000%, 1/15/2029	412,061
		TOTAL	11,025,014
		Capital Goods - Aerospace & Defense—1.0%
7,700,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	7,608,882
10,345,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	6,756,647
10,000,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 5.300%, 3/26/2034	10,264,714
4,065,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	3,975,845
9,035,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	8,480,291
7,500,000		Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	7,164,088
2,340,000		Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	1,613,266
3,935,000		Boeing Co., Sr. Unsecd. Note, 6.528%, 5/1/2034	4,311,865
7,455,000		Boeing Co., Sr. Unsecd. Note, 6.858%, 5/1/2054	8,183,920
200,000		Embraer Netherlands Finance B.V., Sr. Unsecd. Note, 144A, 7.000%, 7/28/2030	216,256
5,940,000		General Dynamics Corp., Sr. Unsecd. Note, 1.150%, 6/1/2026	5,806,642
200,000		GMR Hyderabad International Airport Ltd., REGS, 4.250%, 10/27/2027	197,103
11,397,000		HEICO Corp., Sr. Unsecd. Note, 5.350%, 8/1/2033	11,724,534
7,127,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	7,001,303
200,000		Kingston Airport Revenue Finance Ltd., Sec. Fac. Bond, 144A, 6.750%, 12/15/2036	206,600
9,870,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	9,824,596
6,900,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	6,880,535
9,221,000		Lockheed Martin Corp., Sr. Unsecd. Note, 4.750%, 2/15/2034	9,230,560
9,119,000		Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	9,129,344
6,645,000		Northrop Grumman Corp., Sr. Unsecd. Note, 5.250%, 7/15/2035	6,797,750
12,333,000		RTX Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	12,674,644
5,163,000		Textron, Inc., Sr. Unsecd. Note, 2.450%, 3/15/2031	4,651,033
		TOTAL	142,700,418

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Capital Goods - Building Materials—0.1%
$ 6,532,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	$ 6,433,258
2,305,000	Carrier Global Corp., Sr. Unsecd. Note, 6.200%, 3/15/2054	2,453,556
200,000	JSW Infrastructure Ltd., Sec. Fac. Bond, 144A, 4.950%, 1/21/2029	200,575
	TOTAL	9,087,389
	Capital Goods - Construction Machinery—0.1%
3,200,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.800%, 4/15/2034	3,317,859
69,000	Caterpillar, Inc., Deb., 5.300%, 9/15/2035	71,537
295,000	Caterpillar, Inc., Sr. Unsecd. Note, 3.250%, 9/19/2049	206,410
7,570,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.800%, 7/18/2029	7,241,109
2,924,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	2,871,701
6,015,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN1, 5.050%, 6/12/2034	6,143,316
	TOTAL	19,851,932
	Capital Goods - Diversified Manufacturing—0.2%
4,180,000	Honeywell International, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2050	2,617,211
3,940,000	Honeywell International, Inc., Sr. Unsecd. Note, 4.500%, 1/15/2034	3,867,474
2,845,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	2,944,998
2,655,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.700%, 6/15/2054	2,627,340
13,027,000	Parker-Hannifin Corp., Sr. Unsecd. Note, 3.250%, 6/14/2029	12,636,612
200,000	SMRC Automotive Holdings, Sec. Fac. Bond, 144A, 5.625%, 7/11/2029	204,786
1,645,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	1,498,252
6,680,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	5,949,477
	TOTAL	32,346,150
	Capital Goods - Environmental—0.2%
5,000,000	Republic Services, Inc., Sr. Unsecd. Note, 2.375%, 3/15/2033	4,313,877
5,000,000	Republic Services, Inc., Sr. Unsecd. Note, 4.875%, 4/1/2029	5,129,684
5,000,000	Waste Connections, Inc., Sr. Unsecd. Note, 2.600%, 2/1/2030	4,703,094
5,000,000	Waste Connections, Inc., Sr. Unsecd. Note, 4.200%, 1/15/2033	4,861,613
6,470,000	Waste Connections, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2035	6,619,471
	TOTAL	25,627,739
	Capital Goods - Packaging—0.0%
6,205,000	WRKCo, Inc., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	6,178,729
	Communications - Cable & Satellite—0.4%
8,000,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 4.800%, 3/1/2050	6,195,236
10,195,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	6,763,458
3,060,000	Comcast Corp., Sr. Unsecd. Note, 2.800%, 1/15/2051	1,816,361
4,070,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	4,025,860
485,000	Comcast Corp., Sr. Unsecd. Note, 3.450%, 2/1/2050	330,121
2,325,000	Comcast Corp., Sr. Unsecd. Note, 3.750%, 4/1/2040	1,932,391
400,000	Comcast Corp., Sr. Unsecd. Note, 3.900%, 3/1/2038	348,434
3,005,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	3,004,216
10,000,000	Comcast Corp., Sr. Unsecd. Note, 4.150%, 10/15/2028	10,033,344
6,525,000	Comcast Corp., Sr. Unsecd. Note, 4.250%, 1/15/2033	6,342,509
580,000	Comcast Corp., Sr. Unsecd. Note, 4.400%, 8/15/2035	552,563
3,000,000	Comcast Corp., Sr. Unsecd. Note, 4.950%, 10/15/2058	2,558,424
8,765,000	Comcast Corp., Sr. Unsecd. Note, 5.350%, 5/15/2053	8,046,478
3,000,000	NBCUniversal Media LLC, Sr. Unsecd. Note, 5.950%, 4/1/2041	3,099,443
5,262,000	Time Warner Cable, Inc., Co. Guarantee, 5.500%, 9/1/2041	4,758,220
1,250,000	Time Warner Cable, Inc., Sr. Unsecd. Note, 4.500%, 9/15/2042	992,239
	TOTAL	60,799,297

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Communications - Media & Entertainment—0.4%
$ 4,040,000		AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	$ 4,125,212
2,860,000		AppLovin Corp., Sr. Unsecd. Note, 5.950%, 12/1/2054	2,786,047
7,800,000		Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	7,757,605
7,250,000		Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	7,009,553
5,725,000		Meta Platforms, Inc., Sr. Unsecd. Note, 4.450%, 8/15/2052	4,773,531
11,505,000		Meta Platforms, Inc., Sr. Unsecd. Note, 5.550%, 8/15/2064	11,142,454
10,000,000		Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	10,229,343
7,000,000		Omnicom Group, Inc., Sr. Unsecd. Note, 2.600%, 8/1/2031	6,305,185
8,445,000		Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	6,205,029
3,155,000		Walt Disney Co., Sr. Unsecd. Note, 3.800%, 5/13/2060	2,294,777
		TOTAL	62,628,736
		Communications - Telecom Wireless—0.7%
8,180,000		America Movil S.A.B. de C.V., Sr. Unsecd. Note, 2.875%, 5/7/2030	7,634,627
9,100,000		America Movil S.A.B. de C.V., Sr. Unsecd. Note, 5.000%, 1/20/2033	9,171,435
6,000,000		American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	5,399,730
5,090,000		American Tower Corp., Sr. Unsecd. Note, 2.700%, 4/15/2031	4,619,284
4,705,000		American Tower Corp., Sr. Unsecd. Note, 3.100%, 6/15/2050	3,054,970
4,000,000		American Tower Corp., Sr. Unsecd. Note, 5.550%, 7/15/2033	4,156,028
500,000		Bharti Airtel Ltd., Sr. Unsecd. Note, 144A, 3.250%, 6/3/2031	472,570
700,000		Colombia Telecomunicaciones S.A. ESP, Sr. Unsecd. Note, REGS, 4.950%, 7/17/2030	639,494
6,925,000		Crown Castle, Inc., Sr. Unsecd. Note, 3.250%, 1/15/2051	4,541,267
8,700,000		Crown Castle, Inc., Sr. Unsecd. Note, 4.450%, 2/15/2026	8,683,223
350,000		Telecommunications Services of Trinidad & Tobago Ltd., Sec. Fac. Bond, REGS, 8.875%, 10/18/2029	354,279
132,000		Telfon Celuar Del Paraguay, Sr. Unsecd. Note, REGS, 5.875%, 4/15/2027	131,791
1,917,000		T-Mobile USA, Inc., Series WI, 1.500%, 2/15/2026	1,891,837
4,608,000		T-Mobile USA, Inc., Series WI, 3.000%, 2/15/2041	3,369,525
6,600,000		T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	6,465,997
5,610,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 2.625%, 4/15/2026	5,550,048
13,445,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	13,587,181
4,095,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.650%, 1/15/2053	3,924,767
800,000		Turkcell Iletisim Hizmetleri A.S., Sr. Unsecd. Note, 144A, 7.650%, 1/24/2032	837,913
4,000,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	3,120,194
10,335,000	[1]	Vodafone Group PLC, Sr. Unsecd. Note, 5.750%, 6/28/2054	9,879,059
		TOTAL	97,485,219
		Communications - Telecom Wirelines—0.4%
10,655,000		AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	10,501,011
8,590,000		AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	6,730,708
4,035,000		AT&T, Inc., Sr. Unsecd. Note, 3.800%, 12/1/2057	2,779,885
1,940,000		AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	1,333,620
14,300,000		AT&T, Inc., Sr. Unsecd. Note, 4.700%, 8/15/2030	14,522,598
2,100,000		AT&T, Inc., Sr. Unsecd. Note, 5.450%, 3/1/2047	1,977,146
4,550,000		AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	4,844,992
4,160,000		AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	3,579,680
200,000		Liberty Costa Rica Senior Secured Finance, Sec. Fac. Bond, REGS, 10.875%, 1/15/2031	212,497
7,995,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	6,198,192
870,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.000%, 3/22/2050	668,415
4,090,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	3,275,160
6,607,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.780%, 2/15/2035	6,445,662
1,522,000		Verizon Communications, Inc., Sr. Unsecd. Note, Series WI, 2.987%, 10/30/2056	910,210
		TOTAL	63,979,776

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—0.6%
$ 9,130,000		American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 5.800%, 10/3/2025	$ 9,139,457
7,595,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	7,390,147
2,285,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	2,156,338
5,000,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.500%, 2/7/2035	5,041,901
3,855,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.798%, 11/7/2028	4,013,558
10,450,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.950%, 3/6/2026	10,536,488
260,000		General Motors Co., Sr. Unsecd. Note, 5.150%, 4/1/2038	243,351
4,484,000		General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	4,484,000
2,210,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.450%, 9/6/2034	2,190,117
2,345,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	2,434,421
5,240,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 6.400%, 1/9/2033	5,564,494
10,335,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.300%, 1/8/2029	10,604,341
7,643,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.680%, 6/26/2028	7,901,223
1,000,000		Hyundai Capital Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/5/2029	1,021,463
7,300,000		Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.250%, 11/29/2027	7,474,803
2,600,000		Mercedes-Benz Finance NA LLC, Unsecd. Note, 144A, 4.800%, 3/30/2026	2,606,397
		TOTAL	82,802,499
		Consumer Cyclical - Gaming—0.0%
250,000		GLP Capital LP / GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	250,983
		Consumer Cyclical - Retailers—0.4%
2,895,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	2,702,211
8,235,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	7,601,881
12,340,000		AutoZone, Inc., Sr. Unsecd. Note, 5.400%, 7/15/2034	12,688,717
10,306,000		Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	9,869,248
9,000,000		Home Depot, Inc., 5.300%, 6/25/2054	8,569,637
3,705,000		Home Depot, Inc., Sr. Unsecd. Note, 2.700%, 4/15/2030	3,484,621
3,800,000		Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	3,663,616
2,370,000		Home Depot, Inc., Sr. Unsecd. Note, 4.000%, 9/15/2025	2,369,116
6,250,000		Home Depot, Inc., Sr. Unsecd. Note, 4.950%, 6/25/2034	6,360,181
400,000		InRetail Consumer, Sec. Fac. Bond, 144A, 3.250%, 3/22/2028	388,051
		TOTAL	57,697,279
		Consumer Cyclical - Services—0.3%
9,550,000		Amazon.com, Inc., Sr. Unsecd. Note, 2.875%, 5/12/2041	7,169,392
14,000,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.100%, 5/12/2051	9,405,865
5,030,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	4,967,457
5,000,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	4,545,804
2,100,000		Boston University, Sr. Unsecd. Note, Series MTNA, 7.625%, 7/15/2097	2,290,092
4,475,000		Sodexo, Inc., Sr. Secd. Note, 144A, 5.800%, 8/15/2035	4,639,473
6,320,000		Uber Technologies, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2030	6,341,216
2,340,000		University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	2,139,268
		TOTAL	41,498,567
		Consumer Non-Cyclical - Food/Beverage—1.1%
870,000		Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	849,515
1,390,000		Anheuser-Busch InBev Finance, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	1,265,693
8,460,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.439%, 10/6/2048	7,137,859
8,200,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	8,381,929
3,257,000		Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	3,209,986
10,550,000		Bacardi-MartinI B.V., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2035	10,860,876
200,000		Brf S.A., Sr. Secd. Note, REGS, 4.875%, 1/24/2030	193,340
200,000		Brf S.A., Sr. Unsecd. Note, REGS, 5.750%, 9/21/2050	166,087

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$ 9,843,000		Coca-Cola Co., Sr. Unsecd. Note, 2.125%, 9/6/2029	$ 9,197,434
7,816,000		Coca-Cola Europacific Partners PLC, Sr. Unsecd. Note, 144A, 1.500%, 1/15/2027	7,533,351
3,805,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 1.850%, 9/1/2032	3,155,317
5,814,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	5,471,054
9,125,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 5.100%, 5/6/2035	9,152,466
1,390,000		Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	995,791
5,140,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	5,205,475
2,125,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.800%, 1/15/2029	2,157,679
2,625,000		Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	2,317,030
4,660,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	4,607,585
10,580,000		Flowers Foods, Inc., Sr. Unsecd. Note, 5.750%, 3/15/2035	10,783,251
1,468,000		General Mills, Inc., Sr. Unsecd. Note, 3.000%, 2/1/2051	928,786
2,712,000		Heineken NV, Sr. Unsecd. Note, 144A, 4.350%, 3/29/2047	2,235,826
697,000		JBS USA Lux S.A. / JBS Food Co. / JBS USA Finance, Inc., Sr. Unsecd. Note, 6.750%, 3/15/2034	764,793
5,152,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.200%, 5/1/2030	4,856,883
4,883,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	3,891,791
500,000		MARB BondCo PLC, Sr. Unsecd. Note, REGS, 3.950%, 1/29/2031	453,280
9,675,000		Mars, Inc., Sr. Unsecd. Note, 144A, 5.200%, 3/1/2035	9,770,740
10,210,000		Mars, Inc., Sr. Unsecd. Note, 144A, 5.700%, 5/1/2055	9,968,037
4,825,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.600%, 6/1/2044	4,254,767
200,000		Minerva Luxembourg S.A., Sr. Unsecd. Note, 144A, 8.875%, 9/13/2033	219,793
8,400,000		PepsiCo, Inc., Sr. Unsecd. Note, 2.625%, 7/29/2029	7,993,660
3,980,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	3,484,916
3,610,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	3,302,214
7,768,000		Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	6,462,684
6,830,000		The Campbell’s Co., Sr. Unsecd. Note, 4.750%, 3/23/2035	6,543,544
10,005,000		Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	10,431,722
		TOTAL	168,205,154
		Consumer Non-Cyclical - Health Care—0.6%
5,240,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	4,863,416
3,000,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	2,947,001
4,005,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	3,820,863
2,945,000		Becton Dickinson & Co., Sr. Unsecd. Note, 1.957%, 2/11/2031	2,590,193
2,504,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.794%, 5/20/2050	1,853,037
65,802		CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	65,828
1,200,000		CVS Health Corp., Sr. Unsecd. Note, 2.700%, 8/21/2040	837,484
3,815,000		CVS Health Corp., Sr. Unsecd. Note, 4.780%, 3/25/2038	3,512,326
1,445,000		CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	1,239,580
2,760,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	2,434,223
4,775,000		CVS Health Corp., Sr. Unsecd. Note, 5.250%, 2/21/2033	4,832,420
8,605,000	[1]	CVS Health Corp., Sr. Unsecd. Note, 6.050%, 6/1/2054	8,364,602
8,095,000		Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	4,880,773
1,000,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 3.400%, 11/15/2049	709,771
10,430,000		GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 5.857%, 3/15/2030	11,079,900
2,110,000		GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 6.377%, 11/22/2052	2,257,377
10,000,000		Haleon US Capital LLC, Sr. Unsecd. Note, 3.375%, 3/24/2027	9,887,343
8,482,000		HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	5,572,975
2,035,000		HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	2,084,829
10,010,000		HCA, Inc., Sr. Unsecd. Note, 5.950%, 9/15/2054	9,600,429

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Health Care—continued
$ 7,720,000		HCA, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2054	$ 7,457,703
		TOTAL	90,892,073
		Consumer Non-Cyclical - Pharmaceuticals—1.3%
4,465,000		Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	4,457,537
7,525,000		Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	7,046,101
7,475,000		AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	7,378,948
11,350,000		AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	9,254,863
4,975,000		AbbVie, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2035	4,872,796
7,525,000		AbbVie, Inc., Sr. Unsecd. Note, 4.700%, 5/14/2045	6,750,309
7,075,000		AbbVie, Inc., Sr. Unsecd. Note, 4.875%, 3/15/2030	7,290,887
375,000		Amgen, Inc., Sr. Unsecd. Note, 4.400%, 5/1/2045	317,525
16,550,000		Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	16,995,609
10,770,000		Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	10,424,104
1,850,000		AstraZeneca PLC, Sr. Unsecd. Note, 1.375%, 8/6/2030	1,623,929
3,525,000		AstraZeneca PLC, Sr. Unsecd. Note, 2.125%, 8/6/2050	1,942,778
6,100,000		AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	6,029,599
2,000,000		AstraZeneca PLC, Sr. Unsecd. Note, 4.375%, 11/16/2045	1,745,582
1,000,000		Bayer Corp., Sr. Unsecd. Note, 144A, 6.650%, 2/15/2028	1,049,561
2,430,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.375%, 12/15/2028	2,421,301
7,527,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.400%, 7/15/2044	5,924,469
4,925,000		Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	3,075,102
6,745,000		Bristol-Myers Squibb Co., Sr. Sub. Secd. Note, 5.550%, 2/22/2054	6,510,128
2,740,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 0.750%, 11/13/2025	2,721,275
9,760,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 3.700%, 3/15/2052	7,057,885
7,500,000	[1]	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.400%, 7/26/2029	7,314,720
260,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.125%, 6/15/2039	231,783
2,900,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.350%, 11/15/2047	2,408,047
3,385,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 5.250%, 10/15/2033	3,517,622
9,000,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 5.500%, 11/15/2054	8,759,896
500,000		Johnson & Johnson, Sr. Unsecd. Note, 3.550%, 3/1/2036	452,624
1,000,000		Johnson & Johnson, Sr. Unsecd. Note, 5.950%, 8/15/2037	1,104,046
7,605,000		Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	7,698,322
7,125,000		Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.750%, 5/19/2033	7,141,917
14,722,000		Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 5.300%, 5/19/2053	13,725,591
14,139,000		Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	8,402,193
8,560,000		Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	7,771,517
9,568,000		Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	6,202,387
		TOTAL	189,620,953
		Consumer Non-Cyclical - Products—0.1%
6,465,000		Kenvue, Inc., Sr. Unsecd. Note, 4.900%, 3/22/2033	6,570,123
6,680,000		Kenvue, Inc., Sr. Unsecd. Note, 5.050%, 3/22/2028	6,850,897
		TOTAL	13,421,020
		Consumer Non-Cyclical - Supermarkets—0.1%
10,645,000		Kroger Co., Sr. Unsecd. Note, 5.000%, 9/15/2034	10,615,604
		Consumer Non-Cyclical - Tobacco—0.4%
6,248,000		Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	4,329,223
6,200,000		BAT Capital Corp., Sr. Unsecd. Note, 4.742%, 3/16/2032	6,189,570
5,000,000		BAT Capital Corp., Sr. Unsecd. Note, 5.834%, 2/20/2031	5,291,000
4,635,000		BAT International Finance PLC, Sr. Unsecd. Note, 1.668%, 3/25/2026	4,564,378
5,000,000		BAT International Finance PLC, Sr. Unsecd. Note, 5.931%, 2/2/2029	5,257,113

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Tobacco—continued
$ 3,400,000		Philip Morris International, Inc., Sr. Unsecd. Note, 0.875%, 5/1/2026	$ 3,326,831
3,770,000		Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	3,431,513
2,210,000		Philip Morris International, Inc., Sr. Unsecd. Note, 3.875%, 8/21/2042	1,791,715
4,700,000		Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/13/2026	4,708,985
8,480,000		Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 4/30/2035	8,405,688
5,740,000		Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	6,080,610
4,350,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	4,199,247
		TOTAL	57,575,873
		Energy - Independent—0.2%
300,000		Azule Energy Finance PLC, Sr. Unsecd. Note, 144A, 8.125%, 1/23/2030	303,038
198,982		Buffalo Energy Mexico Holdings, Term Loan - 1st Lien, REGS, 7.875%, 2/15/2039	212,542
4,470,000		Canadian Natural Resources Ltd., 144A, 5.000%, 12/15/2029	4,561,091
4,175,000		ConocoPhillips Co., Sr. Unsecd. Note, 3.758%, 3/15/2042	3,333,027
205,000		ConocoPhillips, Co. Guarantee, 6.500%, 2/1/2039	229,030
6,245,000		Diamondback Energy, Inc., Sr. Unsecd. Note, 5.750%, 4/18/2054	5,793,074
3,838,000		Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2053	3,805,685
7,546,000		Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	7,659,152
250,000		Medco Cypress Tree Pte, 1st Priority Sr. Secd. Note, 144A, 8.625%, 5/19/2030	266,644
200,000		Sierracol Energy Andina LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/15/2028	189,248
		TOTAL	26,352,531
		Energy - Integrated—0.3%
4,815,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.000%, 2/24/2050	3,065,621
4,485,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	4,451,885
100,000		BP PLC, Deb., 8.750%, 3/1/2032	116,704
12,328,000		Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	12,326,327
7,209,000		Chevron Corp., Sr. Unsecd. Note, 3.078%, 5/11/2050	4,808,778
4,030,000	[1]	CNPC Hong Kong Overseas Capital Ltd., Co. Guarantee, 144A, 5.950%, 4/28/2041	4,399,100
950,000		Petrobras Global Finance B.V., Sr. Unsecd. Note, 6.000%, 1/13/2035	935,384
100,000		Petroleos Mexicanos, 6.500%, 6/2/2041	82,058
400,000		Petroleos Mexicanos, Co. Guarantee, 6.625%, 6/15/2035	364,160
90,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.875%, 8/4/2026	90,662
200,000		Petroleos Mexicanos, Sr. Unsecd. Note, 7.690%, 1/23/2050	171,076
450,000		Petroleos Mexicanos, Sr. Unsecd. Note, 8.750%, 6/2/2029	477,854
200,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 5.350%, 2/12/2028	196,210
600,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.350%, 2/12/2048	449,806
1,000,000		Puma International Financing S.A., Sr. Unsecd. Note, 144A, 7.750%, 4/25/2029	1,036,933
3,275,000		Shell Finance, Sr. Unsecd. Note, 4.000%, 5/10/2046	2,613,494
3,720,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	3,687,483
1,808,000		Suncor Energy, Inc., Sr. Unsecd. Note, 6.800%, 5/15/2038	1,961,816
610,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.750%, 8/1/2037	706,436
		TOTAL	41,941,787
		Energy - Midstream—1.0%
5,500,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	5,131,177
3,932,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	3,991,476
1,050,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	1,029,543
5,250,000		Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 5.681%, 1/15/2034	5,378,218
1,210,000		Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2029	1,153,194
3,585,000		Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	2,584,050
2,827,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	2,756,200
3,935,000		Enbridge, Inc., Sr. Unsecd. Note, 6.700%, 11/15/2053	4,242,327

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$ 4,800,000	Energy Transfer LP, Sr. Unsecd. Note, 5.150%, 3/15/2045	$ 4,226,335
885,000	Energy Transfer LP, Sr. Unsecd. Note, 5.500%, 6/1/2027	900,385
3,170,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	3,220,606
6,480,000	Energy Transfer LP, Sr. Unsecd. Note, 5.750%, 2/15/2033	6,738,926
2,915,000	Energy Transfer LP, Sr. Unsecd. Note, 6.100%, 12/1/2028	3,067,455
475,000	Energy Transfer LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	467,847
10,000,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 5.550%, 2/16/2055	9,552,232
200,000	Geopark Ltd., Sr. Unsecd. Note, REGS, 8.750%, 1/31/2030	182,470
520,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, Series MTN, 6.950%, 1/15/2038	579,234
1,820,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 3.250%, 8/1/2050	1,159,224
320,000	MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	285,622
4,625,000	MPLX LP, Sr. Unsecd. Note, 4.900%, 4/15/2058	3,704,863
7,450,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 9/1/2032	7,409,666
4,625,000	MPLX LP, Sr. Unsecd. Note, 5.500%, 6/1/2034	4,665,956
1,920,000	MPLX LP, Sr. Unsecd. Note, Series WI, 4.250%, 12/1/2027	1,920,632
4,910,000	National Fuel Gas Co., Sr. Secd. Note, 5.950%, 3/15/2035	5,072,848
3,945,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	3,592,579
2,870,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	2,842,592
1,831,000	ONEOK, Inc., Sr. Unsecd. Note, 2.200%, 9/15/2025	1,829,453
10,125,000	ONEOK, Inc., Sr. Unsecd. Note, 5.400%, 10/15/2035	10,032,624
525,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	557,583
2,000,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 4.700%, 6/15/2044	1,655,480
8,120,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 5.150%, 6/1/2042	7,283,436
7,228,000	Southern Natural Gas Co. LLC, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	6,240,256
4,810,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.900%, 9/15/2030	4,885,637
4,545,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	4,522,459
135,000	TransCanada PipeLines Ltd., Sr. Unsecd. Note, 6.200%, 10/15/2037	142,454
225,000	Williams Cos., Inc., Sr. Unsecd. Note, 4.850%, 3/1/2048	193,728
7,000,000	Williams Cos., Inc., Sr. Unsecd. Note, 4.900%, 1/15/2045	6,145,384
3,425,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	3,435,492
10,000,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.600%, 3/15/2035	10,267,215
5,030,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.800%, 11/15/2054	4,879,091
	TOTAL	147,925,949
	Energy - Oil Field Services—0.2%
324,999	AI Candelaria Spain SLU, Sec. Fac. Bond, REGS, 7.500%, 12/15/2028	327,564
200,000	Ecopetrol S.A., Sr. Unsecd. Note, 5.875%, 5/28/2045	147,711
175,000	Ecopetrol S.A., Sr. Unsecd. Note, 6.875%, 4/29/2030	178,273
400,000	Ecopetrol S.A., Sr. Unsecd. Note, 8.375%, 1/19/2036	405,470
400,000	Ecopetrol S.A., Sr. Unsecd. Note, 8.625%, 1/19/2029	433,975
250,000	Ecopetrol S.A., Sr. Unsecd. Note, 8.875%, 1/13/2033	266,088
200,000	EnfraGen Energia Sur SAU/ Enfr, Sec. Fac. Bond, 144A, 8.499%, 6/30/2032	206,438
9,160,000	Eni SpA, Sr. Unsecd. Note, 144A, 5.500%, 5/15/2034	9,346,148
6,685,000	Eni SpA, Sr. Unsecd. Note, 144A, 5.950%, 5/15/2054	6,495,325
576,217	Guara Norte S.a.r.l., Sr. Note, 144A, 5.198%, 6/15/2034	558,746
200,000	Heritage Petrol Co. Ltd., REGS, 9.000%, 8/12/2029	207,270
1,000,000	Pertamina Persero PT, Sr. Unsecd. Note, 144A, 2.300%, 2/9/2031	888,665
500,040	Peru LNG S.R.L., Sr. Unsecd. Note, REGS, 5.375%, 3/22/2030	475,963
400,000	Petroleos de Venezuela S.A., Sr. Unsecd. Note, REGS, 9.750%, 5/17/2035	68,600
400,000	Petroleos del Peru S.A., Sr. Unsecd. Note, REGS, 4.750%, 6/19/2032	325,448
90,000	Pluspetrol Cam/Plus Lote, Sr. Unsecd. Note, 144A, 6.240%, 7/3/2036	94,425

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Energy - Oil Field Services—continued
$ 300,000		PTTEP Treasury Center Co. Ltd., Sr. Unsecd. Note, REGS, 2.993%, 1/15/2030	$ 284,423
95,000		Transport de Gas Del Sur, Sr. Unsecd. Note, 144A, 8.500%, 7/24/2031	100,040
67,000		Vista Oil & Gas Argentina, Sr. Unsecd. Note, 144A, 7.625%, 12/10/2035	65,606
490,545		Yinson Boronia Production, Sec. Fac. Bond, 144A, 8.947%, 7/31/2042	536,214
200,000		YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 9.000%, 6/30/2029	205,838
		TOTAL	21,618,230
		Energy - Refining—0.0%
325,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	252,793
1,030,000		Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	1,014,801
5,172,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	4,524,033
		TOTAL	5,791,627
		Financial Institution - Banking—5.1%
7,975,000		American Express Co., Sr. Unsecd. Note, 4.918%, 7/20/2033	8,080,131
12,250,000		American Express Co., Sr. Unsecd. Note, 5.850%, 11/5/2027	12,714,429
3,980,000		American Express Co., Sub. Note, 5.915%, 4/25/2035	4,195,562
200,000		Avianca Midco 2 PLC, Sr. Secd. Note, REGS, 9.625%, 2/14/2030	192,473
600,000		Banco Bradesco S.A., 144A, 6.500%, 1/22/2030	633,540
200,000		Banco Btg Pactual/Cayman, Sr. Unsecd. Note, 144A, 5.750%, 1/22/2030	202,980
200,000		Banco Davivienda S.A., Jr. Sub. Note, 144A, 8.125%, 7/2/2035	207,360
200,000		Banco Do Brasil S.A., Jr. Sub. Note, REGS, 8.748%, 10/15/2173	199,915
400,000		Banco Mercantil De Norte, Jr. Sub. Note, 144A, 6.625%, 1/24/2173	385,379
500,000		Bancolombia S.A., Sub., 8.625%, 12/24/2034	536,986
9,900,000		Bank of America Corp., Sr. Unsecd. Note, 2.572%, 10/20/2032	8,838,257
2,185,000		Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	2,021,222
17,440,000		Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	15,826,441
7,960,000		Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	7,823,057
4,500,000		Bank of America Corp., Sr. Unsecd. Note, 5.080%, 1/20/2027	4,511,019
7,895,000		Bank of America Corp., Sr. Unsecd. Note, 5.288%, 4/25/2034	8,100,939
3,185,000		Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	3,292,184
11,995,000		Bank of America Corp., Sr. Unsecd. Note, 5.511%, 1/24/2036	12,362,947
4,500,000		Bank of America Corp., Sr. Unsecd. Note, 5.819%, 9/15/2029	4,704,743
4,932,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.593%, 7/21/2028	4,879,552
7,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.898%, 7/23/2031	6,224,716
10,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.087%, 6/14/2029	9,449,816
10,235,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	9,683,343
660,000		Bank of America Corp., Sub., Series MTN, 4.450%, 3/3/2026	660,390
5,140,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	5,138,778
3,940,000		Bank of New York Mellon Corp., Sub. Note, Series MTN, 3.000%, 10/30/2028	3,812,421
10,640,000		Bank of New York Mellon, Sr. Unsecd. Note, 4.729%, 4/20/2029	10,817,361
15,085,000		Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	13,852,366
3,165,000		Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	2,991,699
7,060,000		Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	6,379,250
6,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	5,965,335
345,000		Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	346,018
10,280,000	[1]	Citigroup, Inc., Sub. Note, 6.020%, 1/24/2036	10,626,337
14,565,000		Citigroup, Inc., Sub., 5.827%, 2/13/2035	14,979,133
3,500,000		Citigroup, Inc., Sub., 6.174%, 5/25/2034	3,688,572
1,500,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	1,376,214
13,030,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.718%, 7/23/2032	13,612,584
6,533,000		Comerica, Inc., 3.800%, 7/22/2026	6,489,834

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 7,310,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	$ 7,585,737
400,000	Corp Financiera de Desarrollo S.A., Sr. Unsecd. Note, 144A, 2.400%, 9/28/2027	381,568
15,690,000	Fifth Third Bancorp, Sr. Unsecd. Note, 4.337%, 4/25/2033	15,184,364
4,280,000	Fifth Third Bank, Inc., Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	4,168,740
9,180,000	FNB Corp. (PA), 5.722%, 12/11/2030	9,361,845
3,000,000	Goldman Sachs Bank USA, Sr. Unsecd. Note, Series BKNT, 5.283%, 3/18/2027	3,014,054
5,550,000	Goldman Sachs Group, Inc., 5.016%, 10/23/2035	5,517,389
7,565,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	6,646,563
9,200,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.600%, 2/7/2030	8,605,482
13,200,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	13,093,999
7,500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	7,432,088
4,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	3,959,061
3,250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.330%, 7/23/2035	3,306,731
10,180,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.851%, 4/25/2035	10,738,755
12,750,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.484%, 10/24/2029	13,570,576
5,770,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.443%, 8/4/2028	5,788,510
8,435,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.709%, 2/2/2035	8,719,757
5,315,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 6.208%, 8/21/2029	5,602,306
15,175,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.764%, 11/19/2031	13,334,851
3,990,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.953%, 2/4/2032	3,509,001
15,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.522%, 4/22/2031	13,863,533
10,500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	9,528,884
3,750,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.300%, 4/1/2026	3,730,052
5,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.702%, 5/6/2030	4,902,928
235,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.882%, 7/24/2038	207,894
4,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.960%, 1/29/2027	3,994,345
10,275,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.995%, 7/22/2030	10,540,693
4,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.040%, 1/23/2028	4,043,113
9,980,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	10,254,924
6,960,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.350%, 6/1/2034	7,187,915
3,370,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 6.254%, 10/23/2034	3,682,842
10,105,000	JPMorgan Chase & Co., Sub., 5.576%, 7/23/2036	10,332,433
635,000	Lloyds Banking Group PLC, Sub., 4.650%, 3/24/2026	635,001
15,610,000	M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	15,495,793
7,170,000	M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	7,811,704
11,630,000	Morgan Stanley, 4.654%, 10/18/2030	11,745,686
3,805,000	Morgan Stanley, Sr. Unsecd. Note, 1.593%, 5/4/2027	3,734,747
12,770,000	Morgan Stanley, Sr. Unsecd. Note, 4.889%, 7/20/2033	12,878,975
3,200,000	Morgan Stanley, Sr. Unsecd. Note, 5.050%, 1/28/2027	3,208,561
5,600,000	Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	5,718,984
2,700,000	Morgan Stanley, Sr. Unsecd. Note, 5.424%, 7/21/2034	2,788,496
4,255,000	Morgan Stanley, Sr. Unsecd. Note, 5.587%, 1/18/2036	4,401,098
3,320,000	Morgan Stanley, Sr. Unsecd. Note, 5.831%, 4/19/2035	3,505,277
5,000,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	4,394,198
1,665,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	1,552,189
7,500,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	7,534,393
5,720,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	4,963,118
4,687,000	Morgan Stanley, Sub. Note, 3.950%, 4/23/2027	4,671,818
7,054,000	Northern Trust Corp., Sub., 6.125%, 11/2/2032	7,684,773
250,000	OTP Bank Nyrt, Sub., Series EMTN, 8.750%, 5/15/2033	269,045

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 6,700,000		PNC Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.250%, 1/22/2028	$ 6,596,793
9,415,000		PNC Financial Services Group, Inc., 5.575%, 1/29/2036	9,723,230
3,745,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 2.550%, 1/22/2030	3,503,371
2,225,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.492%, 5/14/2030	2,316,780
7,802,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	8,094,717
5,470,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.676%, 1/22/2035	5,704,954
14,509	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	3,047
6,160,000		Regions Financial Corp., Sr. Unsecd. Note, 5.502%, 9/6/2035	6,255,750
9,965,000		Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	10,375,994
400,000		Scotiabank Peru S.A., Sub., 144A, 6.100%, 10/1/2035	413,600
370,000		State Street Corp., Sub. Deb., 3.031%, 11/1/2034	347,275
7,300,000		State Street Corp., Sub., 2.200%, 3/3/2031	6,512,952
11,650,000		Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	11,895,361
350,000		Truist Bank, Sub. Deb., Series BKNT, 4.632%, 9/17/2029	351,243
3,310,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	3,285,749
700,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.267%, 3/2/2027	689,534
2,280,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	2,296,928
5,800,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.711%, 1/24/2035	6,044,145
2,500,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 6.047%, 6/8/2027	2,529,201
500,000		Truist Financial Corp., Sub. Note, 6.000%, 2/15/2026	502,997
3,000,000		Turkiye Varlik Fonu Yonetimi AS, Sr. Unsecd. Note, 8.250%, 2/14/2029	3,175,827
6,930,000		U.S. Bancorp, 4.967%, 7/22/2033	6,886,946
3,625,000		U.S. Bancorp, 5.100%, 7/23/2030	3,730,306
2,000,000		U.S. Bancorp, Sr. Unsecd. Note, 5.775%, 6/12/2029	2,084,324
7,990,000		U.S. Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	8,429,319
7,835,000		U.S. Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	6,851,342
140,000		Wells Fargo & Co., Series MTN, 4.100%, 6/3/2026	139,768
2,100,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.244%, 1/24/2031	2,169,932
10,000,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	10,323,337
12,665,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.574%, 7/25/2029	13,131,798
3,500,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.707%, 4/22/2028	3,580,413
8,430,000		Wells Fargo & Co., Sr. Unsecd. Note, 6.491%, 10/23/2034	9,273,767
10,825,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	10,492,762
8,240,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	7,782,322
15,150,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	14,990,142
7,550,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.897%, 7/25/2033	7,596,978
435,000		Westpac Banking Corp. Ltd., Sub., Series GMTN, 4.322%, 11/23/2031	433,485
		TOTAL	759,104,461
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
2,845,000		BlackRock, Inc., Sr. Unsecd. Note, 1.900%, 1/28/2031	2,535,568
4,342,000		BlackRock, Inc., Sr. Unsecd. Note, 4.750%, 5/25/2033	4,409,948
2,645,000		FMR LLC, Bond, 144A, 7.570%, 6/15/2029	2,959,234
2,712,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	2,705,550
5,663,000		Jefferies Financial Group, Inc., Sr. Unsecd. Note, 5.875%, 7/21/2028	5,905,383
6,875,000		Jefferies Financial Group, Inc., Sr. Unsecd. Note, 6.200%, 4/14/2034	7,257,288
2,965,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	2,959,503
4,927,000		Stifel Financial Corp., Sr. Unsecd. Note, 4.000%, 5/15/2030	4,832,297
		TOTAL	33,564,771
		Financial Institution - Finance Companies—0.2%
4,250,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 2.450%, 10/29/2026	4,164,075

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Finance Companies—continued
$ 2,670,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	$ 2,569,476
6,000,000		Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	5,935,369
2,282,000		Air Lease Corp., Sr. Unsecd. Note, 5.300%, 2/1/2028	2,337,002
4,320,000		Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	4,475,063
6,200,000		Aircastle Ltd., Sr. Secd. Note, 144A, 5.000%, 9/15/2030	6,252,834
6,250,000		Ally Financial, Inc., Sr. Unsecd. Note, 6.848%, 1/3/2030	6,634,696
600,000		CT Trust, Sec. Fac. Bond, REGS, 5.125%, 2/3/2032	569,274
		TOTAL	32,937,789
		Financial Institution - Insurance - Health—0.4%
10,000,000		Centene Corp., 2.500%, 3/1/2031	8,527,326
14,147,000		Elevance Health, Inc., Sr. Unsecd. Note, 4.750%, 2/15/2033	14,093,069
6,575,000		Elevance Health, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2034	6,724,221
9,698,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.500%, 4/15/2033	9,508,880
9,698,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.050%, 4/15/2053	8,518,344
9,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.625%, 7/15/2054	8,573,539
		TOTAL	55,945,379
		Financial Institution - Insurance - Life—0.7%
4,795,000	[1]	AIA Group Ltd., Sr. Unsecd. Note, 144A, 4.950%, 4/4/2033	4,905,643
8,380,000		CoreBridge Global Funding, Sr. Secd. Note, 144A, 5.900%, 9/19/2028	8,772,273
4,315,000		Lincoln Financial Global Funding, Sec. Fac. Bond, 144A, 5.300%, 1/13/2030	4,477,705
3,100,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 5.375%, 12/1/2041	2,883,330
4,968,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	6,665,580
6,950,000		Met Tower Global Funding, 144A, 5.250%, 4/12/2029	7,194,406
330,000		MetLife, Inc., Jr. Sub. Note, 6.400%, 12/15/2036	346,058
2,200,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	2,944,282
6,995,000		MetLife, Inc., Note, 6.375%, 6/15/2034	7,764,203
6,085,000		Metropolitan Life Global Funding I, Sr. Unsecd. Note, 144A, 5.150%, 3/28/2033	6,259,803
15,699,000		Northwestern Mutual Life Insurance Co., Sr. Unsecd. Note, 144A, 3.625%, 9/30/2059	10,538,599
9,790,000		Pacific Life Global Funding II, Sr. Secd. Note, 144A, 4.900%, 1/11/2029	10,001,216
5,060,000		Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	3,963,327
3,650,000		Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	4,008,065
2,070,000		Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	2,386,014
20,132,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 2.125%, 6/15/2030	18,248,472
5,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 5.100%, 8/15/2043	4,601,956
1,762,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	1,884,876
1,050,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.625%, 12/1/2037	1,186,356
335,000		Teachers Insurance & Annuity Association of America, Sub., 144A, 4.900%, 9/15/2044	301,437
		TOTAL	109,333,601
		Financial Institution - Insurance - P&C—0.5%
1,575,000		American International Group, Inc., Sr. Unsecd. Note, 5.125%, 3/27/2033	1,608,590
10,000,000		American International Group, Inc., Unsecd. Note, 3.875%, 1/15/2035	9,241,269
11,680,000		Aon North America, Inc., 5.750%, 3/1/2054	11,454,538
1,000,000		Assured Guaranty US Holding, Inc., Sr. Unsecd. Note, 7.000%, 6/1/2034	1,105,425
30,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 4.200%, 8/15/2048	24,884
5,825,000		Chubb INA Holdings LLC., Sr. Unsecd. Note, 1.375%, 9/15/2030	5,103,841
4,300,000		Chubb INA Holdings LLC., Sr. Unsecd. Note, 3.350%, 5/3/2026	4,275,247
3,265,000		Chubb INA Holdings LLC., Sr. Unsecd. Note, 4.900%, 8/15/2035	3,248,307
1,000,000		Cincinnati Financial Corp., Sr. Unsecd. Note, 6.920%, 5/15/2028	1,072,315
8,695,000		CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	8,577,201
7,840,000		CNA Financial Corp., Sr. Unsecd. Note, 5.500%, 6/15/2033	8,094,227

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Financial Institution - Insurance - P&C—continued
$ 9,160,000	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.650%, 3/15/2030	$ 9,328,666
6,600,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	8,860,644
2,245,000	The Hartford Insurance Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	2,390,418
3,932,000	The Travelers Cos., Inc., Sr. Unsecd. Note, 5.450%, 5/25/2053	3,824,346
	TOTAL	78,209,918
	Financial Institution - REIT - Apartment—0.4%
13,153,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	13,005,531
10,000,000	Camden Property Trust, Sr. Unsecd. Note, 4.900%, 1/15/2034	10,052,434
11,650,000	Camden Property Trust, Sr. Unsecd. Note, 5.850%, 11/3/2026	11,866,808
9,740,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 5.300%, 2/15/2032	10,148,452
2,955,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	2,521,679
2,490,000	UDR, Inc., Sr. Unsecd. Note, 5.125%, 9/1/2034	2,501,858
8,350,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 6/15/2033	6,843,610
	TOTAL	56,940,372
	Financial Institution - REIT - Healthcare—0.3%
7,267,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	6,308,407
4,110,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	3,867,398
8,020,000	Healthpeak Op LLC, Sr. Unsecd. Note, 4.750%, 1/15/2033	7,969,208
5,000,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	4,975,722
3,350,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	3,353,823
9,145,000	Welltower OP LLC, Sr. Unsecd. Note, 5.125%, 7/1/2035	9,204,065
8,352,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	7,698,509
	TOTAL	43,377,132
	Financial Institution - REIT - Office—0.1%
6,560,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	5,322,949
1,820,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	1,812,353
2,500,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.700%, 7/1/2030	2,522,049
3,480,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 5.250%, 5/15/2036	3,452,565
955,000	Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	887,947
5,810,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	4,922,242
	TOTAL	18,920,105
	Financial Institution - REIT - Other—0.1%
7,210,000	WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	7,307,956
	Financial Institution - REIT - Retail—0.3%
3,390,000	Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	3,220,536
9,467,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	9,320,864
9,000,000	Kimco Realty Corp., Sr. Unsecd. Note, 5.300%, 2/1/2036	9,099,771
8,075,000	Kimco Realty Corp., Sr. Unsecd. Note, 6.400%, 3/1/2034	8,840,561
7,556,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	7,545,859
7,000,000	Regency Centers LP, Sr. Unsecd. Note, 5.100%, 1/15/2035	7,028,081
	TOTAL	45,055,672
	Food Services—0.0%
200,000	Alsea de Mexico SAB de CV, Sr. Unsecd. Note, REGS, 7.750%, 12/14/2026	200,486
	Manufactured Housing—0.0%
113,000	Provincia De Cordoba, Sr. Unsecd. Note, 144A, 9.750%, 7/2/2032	113,706
33,334	Provincia De Cordoba, Sr. Unsecd. Note, REGS, 6.875%, 12/10/2025	33,836
	TOTAL	147,542
	Municipal Services—0.0%
1,310,000	Camp Pendleton & Quantico Housing LLC, Sec. Fac. Bond, 5.572%, 10/1/2050	1,258,901

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Other—0.0%
$ 400,000	[1]	Braskem Netherlands Finance B.V., Sr. Unsecd. Note, REGS, 5.875%, 1/31/2050	$ 232,661
		Sovereign—0.0%
3,700,000		Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	3,874,790
		Technology—2.0%
11,194,000		Alphabet, Inc., Sr. Unsecd. Note, 2.050%, 8/15/2050	6,115,138
3,827,000		Apple, Inc., Sr. Unsecd. Note, 2.375%, 2/8/2041	2,681,667
8,000,000		Apple, Inc., Sr. Unsecd. Note, 2.900%, 9/12/2027	7,874,812
555,000		Apple, Inc., Sr. Unsecd. Note, 3.850%, 5/4/2043	464,138
11,960,000		Apple, Inc., Sr. Unsecd. Note, 4.000%, 5/10/2028	12,043,318
11,200,000		Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	10,286,010
5,185,000		Autodesk, Inc., Sr. Unsecd. Note, 5.300%, 6/15/2035	5,279,379
5,452,000		Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	5,451,251
3,998,000		Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	3,960,127
10,360,000		Broadcom, Inc., Sr. Unsecd. Note, 5.050%, 7/12/2029	10,654,873
2,953,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.137%, 11/15/2035	2,499,675
352,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	294,024
8,100,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.469%, 4/15/2034	7,269,013
8,101,000		CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 2.670%, 12/1/2026	7,930,431
5,685,000		CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 5.550%, 8/22/2034	5,761,691
10,050,000		Cisco Systems, Inc., Sr. Unsecd. Note, 4.750%, 2/24/2030	10,334,848
10,390,000		Cisco Systems, Inc., Sr. Unsecd. Note, 4.800%, 2/26/2027	10,523,748
8,015,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.000%, 4/1/2030	8,216,857
1,535,000		Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	1,533,816
2,280,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.100%, 3/1/2041	1,669,301
10,645,000		Fiserv, Inc., Sr. Secd. Note, 5.250%, 8/11/2035	10,607,162
5,985,000		Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	5,813,049
5,360,000		Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	5,261,183
6,562,000		Fortinet, Inc., Sr. Unsecd. Note, 2.200%, 3/15/2031	5,850,047
4,555,000		Global Payments, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	4,567,584
2,970,000		Global Payments, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	2,970,896
5,152,000		Global Payments, Inc., Sr. Unsecd. Note, 4.950%, 8/15/2027	5,211,343
5,070,000		Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	4,686,004
4,950,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	4,868,329
6,415,000		Keysight Technologies, Inc., Sr. Unsecd. Note, 4.950%, 10/15/2034	6,367,608
5,320,000		Keysight Technologies, Inc., Sr. Unsecd. Note, 5.350%, 7/30/2030	5,528,860
7,545,000		KLA Corp., Sr. Unsecd. Note, 4.650%, 7/15/2032	7,616,525
5,886,000		Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	5,885,735
2,100,000		Leidos Holdings, Inc., Co. Guarantee, Series 1, 5.950%, 12/1/2040	2,142,055
5,885,000		Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	6,002,657
2,875,000		Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 2/15/2030	2,934,325
3,400,000		Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	3,351,223
1,297,000		Microsoft Corp., Sr. Unsecd. Note, 2.675%, 6/1/2060	752,096
3,632,000		Microsoft Corp., Sr. Unsecd. Note, 2.921%, 3/17/2052	2,378,668
6,123,000		Microsoft Corp., Sr. Unsecd. Note, 3.041%, 3/17/2062	3,864,608
1,800,000		Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	1,796,332
284,000		Microsoft Corp., Sr. Unsecd. Note, 3.450%, 8/8/2036	256,371
4,410,000		Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	4,344,552
5,000,000		Oracle Corp., Sr. Unsecd. Note, 6.500%, 4/15/2038	5,426,099
4,575,000		Oracle Corp., Sr. Unsecd. Note, 6.900%, 11/9/2052	4,958,083
5,100,000		Roper Technologies, Inc., Sr. Unsecd. Note, 1.400%, 9/15/2027	4,834,210

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Technology—continued
$ 2,560,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	$ 2,443,287
1,150,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	1,148,424
6,090,000		Roper Technologies, Inc., Sr. Unsecd. Note, 4.900%, 10/15/2034	6,031,076
5,452,000		Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	5,339,682
5,036,000		Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	5,357,070
15,532,000		Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	14,009,494
10,985,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	10,986,628
2,920,000		Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	2,858,314
3,750,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	3,739,714
350,000		Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	334,822
4,632,000		VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	4,504,844
3,450,000		VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	3,027,840
		TOTAL	298,900,916
		Transportation - Airlines—0.0%
50,000		Latam Airlines Group S.A., 144A, 7.875%, 4/15/2030	51,737
90,000		Latam Airlines Group S.A., Sr. Secd. Note, 144A, 7.625%, 1/7/2031	92,719
		TOTAL	144,456
		Transportation - Railroads—0.3%
9,882,000	[3]	Burlington Northern Santa Fe LLC, Sr. Unsecd. Note, 5.200% (180-DAY AVERAGE SOFR +0.000%), 4/15/2054	9,230,505
1,570,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	1,525,805
2,630,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.050%, 3/5/2030	2,394,611
1,295,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.000%, 12/2/2041	946,179
3,660,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.700%, 5/1/2048	3,221,102
4,590,000		Union Pacific Corp., Sr. Unsecd. Note, 2.375%, 5/20/2031	4,172,882
6,165,000		Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	5,745,301
3,677,000		Union Pacific Corp., Sr. Unsecd. Note, 4.750%, 2/21/2026	3,682,583
9,000,000		Union Pacific Corp., Sr. Unsecd. Note, 5.600%, 12/1/2054	8,885,468
		TOTAL	39,804,436
		Transportation - Services—0.5%
200,000		Adani Ports and Special Economic Zone Ltd., Sr. Unsecd. Note, REGS, 3.828%, 2/2/2032	177,756
5,630,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.600%, 5/1/2028	5,707,911
7,483,000		GXO Logistics, Inc., Sr. Unsecd. Note, 6.250%, 5/6/2029	7,851,653
10,625,000		GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	10,366,231
2,000,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.400%, 7/1/2027	2,004,839
8,100,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 2/1/2030	8,360,736
3,585,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	3,698,057
2,680,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	2,760,240
7,000,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.850%, 3/1/2027	6,867,499
7,735,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.650%, 3/1/2028	8,012,187
1,500,000		Transnet SOC Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/6/2028	1,578,499
9,235,000		United Parcel Service, Inc., Sr. Unsecd. Note, 4.650%, 10/15/2030	9,442,488
8,781,000		United Parcel Service, Inc., Sr. Unsecd. Note, 4.875%, 3/3/2033	8,974,440
		TOTAL	75,802,536
		Utility - Electric—1.6%
3,037,000		AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	3,034,984
12,535,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 3.250%, 3/1/2050	8,197,079
6,462,000	[1]	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	6,772,902
4,868,000		Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	4,468,672
1,450,000		Consolidated Edison Co., Sr. Unsecd. Note, 4.625%, 12/1/2054	1,215,937
2,590,000		Consolidated Edison Co., Sr. Unsecd. Note, Series 20B, 3.950%, 4/1/2050	2,004,563

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 8,502,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	$ 9,054,884
2,990,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 6.125%, 1/15/2034	3,245,650
7,205,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 6.500%, 10/1/2053	7,779,309
10,000,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series B, 4.850%, 8/15/2052	8,440,001
6,953,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 3.375%, 4/1/2030	6,675,166
13,520,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	10,094,301
9,610,000	Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 8/15/2052	8,398,290
9,090,000	Duke Energy Corp., Sr. Unsecd. Note, 6.100%, 9/15/2053	9,260,918
2,175,000	Duke Energy Indiana, LLC, 1st Mtg. Bond, 6.350%, 8/15/2038	2,400,441
427,000	Duke Energy Indiana, LLC, Sr. Deb., 6.120%, 10/15/2035	463,156
2,450,000	Duke Energy Ohio, Inc., Term Loan - 1st Lien, 5.250%, 4/1/2033	2,525,919
7,500,000	EDP Finance B.V., Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	7,087,073
5,679,000	Electricite de France S.A., Note, 144A, 5.600%, 1/27/2040	5,687,377
5,621,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 6.250%, 5/23/2033	6,100,599
7,554,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	6,303,626
5,742,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.500%, 7/12/2031	5,121,918
400,000	Energuate Trust, Sr. Unsecd. Note, REGS, 5.875%, 5/3/2027	400,454
200,000	Engie Energia Chile S.A., Sr. Unsecd. Note, 144A, 6.375%, 4/17/2034	210,313
1,400,000	Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 8.450%, 8/10/2028	1,489,627
3,985,000	Evergy Metro, Inc., Sr. Unsecd. Note, 4.200%, 3/15/2048	3,184,986
2,485,000	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	1,890,257
3,787,000	Exelon Corp., Sr. Unsecd. Note, 4.450%, 4/15/2046	3,154,991
2,302,000	Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	1,921,776
1,600,000	Exelon Corp., Sr. Unsecd. Note, 5.125%, 3/15/2031	1,652,901
7,500,000	Exelon Corp., Sr. Unsecd. Note, 5.600%, 3/15/2053	7,115,995
3,107,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	2,581,618
5,400,000	Florida Power & Light Co., Sr. Unsecd. Note, 4.550%, 10/1/2044	4,599,118
5,831,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	5,744,644
600,000	KALLPA Generacion S.A., Sr. Unsecd. Note, REGS, 4.125%, 8/16/2027	596,339
250,000	Minejesa Capital B.V., Sec. Fac. Bond, 144A, 5.625%, 8/10/2037	247,791
7,759,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	7,757,666
5,452,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 2/28/2033	5,534,572
9,000,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.250%, 2/28/2053	8,254,936
5,000,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.550%, 3/15/2054	4,764,825
5,000,000	NiSource, Inc., Sr. Unsecd. Note, 3.950%, 3/30/2048	3,858,358
2,410,000	NiSource, Inc., Sr. Unsecd. Note, 4.375%, 5/15/2047	1,991,373
1,520,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	1,562,268
7,742,000	NiSource, Inc., Sr. Unsecd. Note, 5.400%, 6/30/2033	7,974,481
7,430,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.450%, 11/15/2031	6,600,674
3,040,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2035	3,105,865
3,040,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	2,887,480
14,895,000	Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	14,862,055
1,450,000	Southwestern Electric Power Co., Sr. Unsecd. Note, 6.200%, 3/15/2040	1,511,710
200,000	Termocandelaria Power S.A., Sr. Unsecd. Note, 144A, 7.750%, 9/17/2031	206,162
3,805,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	3,577,820
1,440,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	1,467,929
	TOTAL	235,041,749
	Utility - Natural Gas—0.1%
9,000,000	Sempra Energy, Jr. Sub. Note, 4.125%, 4/1/2052	8,744,915
7,915,000	Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	7,765,095

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Utility - Natural Gas—continued
$ 1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	$ 1,187,270
		TOTAL	17,697,280
		Utility - Natural Gas Distributor—0.0%
1,765,000		Southern Co. Gas Capital, Sr. Unsecd. Note, 3.950%, 10/1/2046	1,361,179
1,973,000		The East Ohio Gas Co., Sr. Unsecd. Note, 144A, 3.000%, 6/15/2050	1,229,607
		TOTAL	2,590,786
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,562,491,014)	3,469,173,163
		COLLATERALIZED MORTGAGE OBLIGATIONS—6.0%
		Federal Home Loan Mortgage Corporation—4.1%
25,152,567	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 413, Class F25, 5.498% (30-DAY AVERAGE SOFR +1.150%), 5/25/2054	25,249,656
282		Federal Home Loan Mortgage Corp. REMIC, Series 3051, Class MY, 5.500%, 10/15/2025	281
8,157,163	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5396, Class FG, 5.348% (30-DAY AVERAGE SOFR +1.000%), 4/25/2054	8,159,664
17,454,732	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5396, Class JF, 5.548% (30-DAY AVERAGE SOFR +1.200%), 4/25/2054	17,424,239
42,661,842	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5402, Class FB, 5.448% (30-DAY AVERAGE SOFR +1.100%), 4/25/2054	42,806,927
33,537,555	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5416, Class FM, 5.548% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	33,584,511
34,129,997	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5417, Class FC, 5.548% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	34,201,288
30,695,480	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5422, Class FK, 5.548% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	30,759,895
26,081,600	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5426, Class FB, 5.548% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	26,133,077
34,550,000	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5428, Class FB, 5.448% (30-DAY AVERAGE SOFR +1.100%), 7/25/2054	34,533,464
3,247,261	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5438, Class FC, 5.448% (30-DAY AVERAGE SOFR +1.100%), 8/25/2054	3,249,178
48,831,135	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5440, Class WF, 5.498% (30-DAY AVERAGE SOFR +1.150%), 8/25/2054	49,042,730
37,475,818	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5449, Class FE, 5.448% (30-DAY AVERAGE SOFR +1.100%), 7/25/2054	37,499,192
9,049,424	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5458, Class PF, 5.348% (30-DAY AVERAGE SOFR +1.000%), 9/25/2054	9,038,565
61,753,603	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5511, Class FL, 5.448% (30-DAY AVERAGE SOFR +1.100%), 3/25/2055	61,750,398
66,780,778	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5511, Class JF, 5.498% (30-DAY AVERAGE SOFR +1.150%), 3/25/2055	66,711,439
21,967,202	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5519, Class FG, 5.398% (30-DAY AVERAGE SOFR +1.050%), 9/25/2054	21,902,065
70,322,328	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5522, Class BF, 5.398% (30-DAY AVERAGE SOFR +1.050%), 3/25/2055	70,322,166
32,685,362	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5566, Class AF, 5.448% (30-DAY AVERAGE SOFR +1.100%), 8/25/2055	32,712,412
9,002,326	[3]	Federal Home Loan Mortgage Corp. REMIC, Series FLT, PT, Class FH, 5.198% (30-DAY AVERAGE SOFR +0.850%), 10/25/2054	8,970,093
		TOTAL	614,051,240
	[3]	Federal National Mortgage Association—1.8%
35,806,421		Federal National Mortgage Association REMIC, Series 2024-34, Class FL, 5.398% (30-DAY AVERAGE SOFR +1.050%), 6/25/2054	35,779,076
33,493,434		Federal National Mortgage Association REMIC, Series 2024-36, Class FA, 5.448% (30-DAY AVERAGE SOFR +1.100%), 6/25/2054	33,485,760

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	[3]	Federal National Mortgage Association—continued
$ 34,043,797		Federal National Mortgage Association REMIC, Series 2024-39, Class BF, 5.398% (30-DAY AVERAGE SOFR +1.050%), 6/25/2054	$ 33,991,482
49,093,745		Federal National Mortgage Association REMIC, Series 2024-82, Class HF, 5.548% (30-DAY AVERAGE SOFR +1.200%), 11/25/2054	49,166,517
79,517,127		Federal National Mortgage Association REMIC, Series 2025-18, Class WF, 5.448% (30-DAY AVERAGE SOFR +1.100%), 9/25/2054	79,575,357
28,508,340		Federal National Mortgage Association REMIC, Series 2025-29, Class KF, 5.448% (30-DAY AVERAGE SOFR +1.100%), 5/25/2055	28,528,803
		TOTAL	260,526,995
	[3]	Government National Mortgage Association—0.1%
15,736,398		Government National Mortgage Association REMIC, Series 2024-44, Class KF, 5.195% (30-DAY AVERAGE SOFR +0.850%), 3/20/2054	15,736,337
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $890,353,091)	890,314,572
		FOREIGN GOVERNMENTS/AGENCIES—0.9%
		Cash—0.0%
130,000		Bonos Banco Cent Argentina, Unsecd. Note, Series 4, 3.000%, 10/31/2028	100,473
		Financial Institution - Banking—0.1%
EGP 41,300,000		Egypt Treasury Bill, Series 364D, 0.000%, 10/7/2025	827,475
41,500,000		Egypt Treasury Bill, Series 364D, 0.000%, 10/28/2025	818,811
790,000,000		Egypt Treasury Bill, Unsecd. Note, Series 364D, 0.000%, 10/14/2025	15,746,733
		TOTAL	17,393,019
		Government Agency—0.0%
$ 200,000		Papua New Guinea, Government of, Sr. Unsecd. Note, REGS, 8.375%, 10/4/2028	206,439
		Sovereign—0.8%
300,000		Abu Dhabi, Government of, Sr. Unsecd. Note, REGS, 3.000%, 9/15/2051	199,309
1,000,000		Angola, Government of, Sr. Unsecd. Note, REGS, 9.125%, 11/26/2049	810,621
340,000		Argentina, Government of, Sr. Unsecd. Note, 0.750%, 7/9/2030	254,609
320,000		Argentina, Government of, Sr. Unsecd. Note, 1.000%, 7/9/2029	253,264
800,000		Argentina, Government of, Sr. Unsecd. Note, 3.500%, 7/9/2041	467,160
477,273		Argentina, Government of, Sr. Unsecd. Note, 4.125%, 7/9/2046	291,136
550,000		Argentina, Government of, Sr. Unsecd. Note, 5.000%, 1/9/2038	371,250
100,000		Argentina, Government of, Unsecd. Note, Series 1B, 5.000%, 10/31/2027	97,880
40,000		Argentina, Government of, Unsecd. Note, Series 1D, 5.000%, 10/31/2027	37,761
200,000		Armenia, Government of, Sr. Unsecd. Note, REGS, 3.950%, 9/26/2029	187,382
300,000		Bahamas, Government of, Sr. Unsecd. Note, REGS, 8.950%, 10/15/2032	323,223
800,000		Bahrain, Kingdom of, Sr. Unsecd. Note, REGS, 5.625%, 5/18/2034	759,076
200,000		Benin, Government of, Sr. Unsecd. Note, 144A, 8.375%, 1/23/2041	200,824
200,000		Bolivia, Government of, Sr. Unsecd. Note, REGS, 7.500%, 3/2/2030	160,240
400,000		Brazil, Government of, Sr. Unsecd. Note, 3.750%, 9/12/2031	367,000
700,000		Brazil, Government of, Sr. Unsecd. Note, 6.000%, 10/20/2033	703,815
500,000		Brazil, Government of, Sr. Unsecd. Note, 6.625%, 3/15/2035	511,000
800,000		Brazil, Government of, Sr. Unsecd. Note, 7.125%, 5/13/2054	777,624
BRL 30,000,000		Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2027	5,379,339
22,400,000		Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2033	3,525,350
$ 1,000,000		Cameroon, Government of, Sr. Unsecd. Note, 9.500%, 7/31/2031	952,117
200,000		Colombia, Government of, Sr. Unsecd. Note, 5.000%, 6/15/2045	145,838
200,000		Colombia, Government of, Sr. Unsecd. Note, 7.375%, 4/25/2030	211,500
750,000		Colombia, Government of, Sr. Unsecd. Note, 7.750%, 11/7/2036	768,540
1,200,000		Colombia, Government of, Sr. Unsecd. Note, 8.000%, 11/14/2035	1,261,800
200,000		Colombia, Government of, Sr. Unsecd. Note, 8.500%, 4/25/2035	216,830
1,300,000		Colombia, Government of, Sr. Unsecd. Note, 8.750%, 11/14/2053	1,374,763

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
COP 3,000,000,000		Colombia, Government of, Unsecd. Note, Series B, 12.750%, 11/28/2040	$ 767,628
4,000,000,000		Colombia, Government of, Unsecd. Note, Series G, 7.000%, 3/26/2031	821,125
$ 500,000		Costa Rica, Government of, Sr. Unsecd. Note, REGS, 6.125%, 2/19/2031	517,750
500,000	[1]	Costa Rica, Government of, Sr. Unsecd. Note, REGS, 6.550%, 4/3/2034	529,690
500,000		Costa Rica, Government of, Unsecd. Note, 144A, 7.300%, 11/13/2054	527,250
CZK 70,000,000		Czech, Government of, Unsecd. Note, Series 121, 1.200%, 3/13/2031	2,897,719
$ 250,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.950%, 1/25/2027	253,438
150,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 6.950%, 3/15/2037	156,383
150,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 7.150%, 2/24/2055	155,400
DOP 29,250,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 10.500%, 3/15/2037	490,133
$ 1,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 4.875%, 9/23/2032	942,900
250,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 5.950%, 1/25/2027	253,438
900,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.000%, 2/22/2033	908,550
200,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 7.450%, 4/30/2044	213,910
550,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 5.000%, 7/31/2040	356,515
225,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 6.900%, 7/31/2030	201,521
670,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 6.900%, 7/31/2035	504,188
300,000		Egypt, Government of, 144A, 8.625%, 2/4/2030	308,892
1,600,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 7.052%, 1/15/2032	1,491,102
1,000,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 7.625%, 5/29/2032	954,266
1,700,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 8.500%, 1/31/2047	1,413,389
150,000		El Salvador, Government of, Sr. Unsecd. Note, 144A, 9.650%, 11/21/2054	156,000
150,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.124%, 1/20/2050	124,950
275,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 8.250%, 4/10/2032	284,488
150,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 9.500%, 7/15/2052	154,500
1,500,000		Gabon, Government of, Sr. Unsecd. Note, REGS, 7.000%, 11/24/2031	1,225,042
1,400,000		Guatemala, Government of, 144A, 7.050%, 10/4/2032	1,521,100
700,000		Guatemala, Government of, Sr. Unsecd. Note, 144A, 6.050%, 8/6/2031	723,800
500,000		Guatemala, Government of, Unsecd. Note, REGS, 5.250%, 8/10/2029	501,750
200,000		Honduras, Government of, Sr. Unsecd. Note, 144A, 8.625%, 11/27/2034	213,000
400,000		Honduras, Government of, Sr. Unsecd. Note, REGS, 5.625%, 6/24/2030	383,800
HUF 550,000,000		Hungary, Government of, Unsecd. Note, Series 27/A, 3.000%, 10/27/2027	1,518,162
1,300,000,000		Hungary, Government of, Unsecd. Note, Series 33/A, 2.250%, 4/20/2033	2,796,098
$ 300,000		Indonesia, Government of, Sr. Unsecd. Note, 3.200%, 9/23/2061	188,493
500,000		Indonesia, Government of, Sr. Unsecd. Note, 5.250%, 1/15/2030	519,987
300,000		Indonesia, Government of, Sr. Unsecd. Note, 5.600%, 1/15/2035	314,777
200,000		Indonesia, Government of, Sr. Unsecd. Note, 144A, 5.200%, 7/23/2035	203,075
IDR 10,000,000,000		Indonesia, Government of, Unsecd. Note, Series FR65, 6.625%, 5/15/2033	618,423
$ 437,500		Iraq, Government of, Unsecd. Note, REGS, 5.800%, 1/15/2028	433,883
940,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.375%, 3/3/2028	951,598
2,000,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 8.250%, 1/30/2037	1,992,122
1,500,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 9.750%, 2/16/2031	1,578,666
MYR 9,640,000		Malaysia, Government of, Sr. Unsecd. Note, Series 0619, 4.119%, 11/30/2034	2,410,704
10,100,000		Malaysia, Government of, Sr. Unsecd. Note, Series 0122, 3.582%, 7/15/2032	2,430,120
$ 650,000		Mexico, Government of, Sr. Unsecd. Note, 3.500%, 2/12/2034	551,070
500,000		Mexico, Government of, Sr. Unsecd. Note, 3.771%, 5/24/2061	298,240
750,000		Mexico, Government of, Sr. Unsecd. Note, 4.600%, 1/23/2046	577,875
200,000		Mexico, Government of, Sr. Unsecd. Note, 6.000%, 5/13/2030	209,000
1,000,000		Mexico, Government of, Sr. Unsecd. Note, 6.875%, 5/13/2037	1,051,650
206,000		Mexico, Government of, Sr. Unsecd. Note, 7.375%, 5/13/2055	215,991

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
MXN 30,000,000		Mexico, Government of, Sr. Unsecd. Note, Series M, 7.500%, 6/3/2027	$ 1,598,505
60,000,000		Mexico, Government of, Sr. Unsecd. Note, Series M, 7.750%, 11/23/2034	2,994,005
$ 300,000		Mongolia, Government of, Sr. Unsecd. Note, 144A, 6.625%, 2/25/2030	301,477
2,000,000		Nigeria, Government of, Unsecd. Note, REGS, 7.875%, 2/16/2032	1,974,037
NGN 1,300,000,000		Nigeria, Government of, Unsecd. Note, Series 169D, 0.000%, 11/11/2025	803,028
$ 1,000,000		Panama, Government of, Sr. Unsecd. Note, 2.252%, 9/29/2032	790,790
400,000		Panama, Government of, Sr. Unsecd. Note, 4.500%, 4/16/2050	284,180
400,000		Panama, Government of, Sr. Unsecd. Note, 6.400%, 2/14/2035	402,668
400,000		Panama, Government of, Sr. Unsecd. Note, 7.500%, 3/1/2031	434,040
500,000		Paraguay, Government of, 144A, 5.400%, 3/30/2050	439,510
500,000		Paraguay, Government of, Sr. Secd. Note, 144A, 5.600%, 3/13/2048	454,135
500,000		Paraguay, Government of, Sr. Unsecd. Note, REGS, 2.739%, 1/29/2033	434,460
2,000,000		Paraguay, Government of, Sr. Unsecd. Note, REGS, 3.849%, 6/28/2033	1,839,500
PEN 1,140,000		Peru, Government of, 144A, 7.600%, 8/12/2039	345,415
$ 750,000		Peru, Government of, Sr. Unsecd. Note, 2.783%, 1/23/2031	684,712
400,000		Peru, Government of, Sr. Unsecd. Note, 3.000%, 1/15/2034	343,204
75,000		Peru, Government of, Sr. Unsecd. Note, 5.500%, 3/30/2036	75,585
100,000		Peru, Government of, Sr. Unsecd. Note, 6.200%, 6/30/2055	101,195
PEN 23,500,000		Peru, Government of, Sr. Unsecd. Note, 7.600%, 8/12/2039	7,120,394
$ 300,000		Philippines, Government of, Sr. Unsecd. Note, 5.900%, 2/4/2050	311,883
1,000,000		Philippines, Government of, Sr. Unsecd. Note, 6.375%, 10/23/2034	1,114,452
PLN 20,000,000		Poland, Government of, Unsecd. Note, Series 0432, 1.750%, 4/25/2032	4,467,580
$ 300,000		Qatar, Government of, Sr. Unsecd. Note, REGS, 4.400%, 4/16/2050	256,373
RON 10,000,000		Romania, Government of, Unsecd. Note, Series 4Y, 6.300%, 4/26/2028	2,245,403
10,000,000		Romania, Government of, Unsecd. Note, Series 5Y, 3.250%, 6/24/2026	2,240,205
$ 800,000		Saudi Arabia, Government of, Sr. Unsecd. Note, 144A, 5.375%, 1/13/2031	836,958
300,000		Saudi Arabia, Government of, Sr. Unsecd. Note, REGS, 3.450%, 2/2/2061	188,066
1,300,000		South Africa, Government of, Sr. Unsecd. Note, 5.875%, 4/20/2032	1,288,589
ZAR 55,000,000		South Africa, Government of, Sr. Unsecd. Note, Series 2044, 8.750%, 1/31/2044	2,595,512
62,500,000		South Africa, Government of, Unsecd. Note, Series 2032, 8.250%, 3/31/2032	3,446,046
$ 300,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 3.350%, 3/15/2033	249,963
584,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 4.000%, 4/15/2028	555,559
600,000		Sri Lanka, Government of, Sr. Unsecd. Note, REGS, 3.600%, 6/15/2035	430,655
300,000		Trinidad and Tobago, Government of, REGS, 5.950%, 1/14/2031	301,506
3,000,000		Turkey, Government of, Sr. Unsecd. Note, 5.750%, 5/11/2047	2,327,393
2,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.000%, 1/14/2041	1,716,881
300,000		United Mexican States, Sr. Unsecd. Note, 6.625%, 1/29/2038	305,505
500,000		Uruguay, Government of, Sr. Unsecd. Note, 5.250%, 9/10/2060	452,640
300,000		Uruguay, Government of, Sr. Unsecd. Note, 5.750%, 10/28/2034	317,757
UYU 35,000,000		Uruguay, Government of, Sr. Unsecd. Note, REGS, 8.500%, 3/15/2028	882,197
$ 1,000,000	[4,5]	Venezuela, Government of, Sr. Unsecd. Note, 8.250%, 12/31/2099	197,600
		TOTAL	107,572,365
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $121,198,596)	125,272,296
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.6%
		Commercial Mortgage—0.6%
4,500,000		Bank 2018-BN15, Class A4, 4.407%, 11/15/2061	4,512,699
8,800,000		Bank 2019-BN16, Class A4, 4.005%, 2/15/2052	8,696,928
4,359,000		Bank, Class A5, 3.390%, 6/15/2060	4,295,485
8,890,000		Benchmark Mortgage Trust 2018-B1, Class A5, 3.666%, 1/15/2051	8,741,388

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
	Commercial Mortgage—continued
$ 29,700,000	Benchmark Mortgage Trust 2018-B4, Class A5, 4.121%, 7/15/2051	$ 29,408,474
4,075,000	BMO Mortgage Trust 2023-C4, Class A2, 5.458%, 2/15/2056	4,134,657
2,600,000	CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	2,520,729
4,100,000	CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	4,033,536
14,400,000	JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	14,089,033
3,342,000	Wells Fargo Commercial Mortgage Trust 2017-C38, Class A5, 3.453%, 7/15/2050	3,281,858
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $87,605,625)	83,714,787
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
115	Federal Home Loan Mortgage Corp., Pool C00879, 8.000%, 10/1/2029	119
18	Federal Home Loan Mortgage Corp., Pool C41497, 7.500%, 9/1/2030	18
83,430	Federal Home Loan Mortgage Corp., Pool G01989, 6.000%, 12/1/2035	87,767
8,394	Federal Home Loan Mortgage Corp., Pool G03381, 5.500%, 9/1/2037	8,711
216	Federal Home Loan Mortgage Corp., Pool G03927, 5.500%, 1/1/2038	224
90,460	Federal Home Loan Mortgage Corp., Pool G08451, 4.500%, 6/1/2041	90,429
344	Federal Home Loan Mortgage Corp., Pool G14615, 4.500%, 9/1/2026	344
1,233	Federal Home Loan Mortgage Corp., Pool G14801, 3.000%, 6/1/2028	1,216
1,871	Federal Home Loan Mortgage Corp., Pool G18521, 3.500%, 8/1/2029	1,855
1,594	Federal Home Loan Mortgage Corp., Pool ZI5305, 5.500%, 10/1/2036	1,653
3,467	Federal Home Loan Mortgage Corp., Pool ZS1273, 6.000%, 1/1/2037	3,656
	TOTAL	195,992
	Federal National Mortgage Association—0.0%
341	Federal National Mortgage Association, Pool 251286, 7.000%, 11/1/2027	358
1,219	Federal National Mortgage Association, Pool 252717, 7.500%, 9/1/2029	1,269
1,681	Federal National Mortgage Association, Pool 255225, 5.500%, 6/1/2034	1,735
9,377	Federal National Mortgage Association, Pool 256233, 6.000%, 5/1/2036	9,872
5,415	Federal National Mortgage Association, Pool 257306, 5.500%, 8/1/2038	5,624
30	Federal National Mortgage Association, Pool 313458, 7.000%, 4/1/2027	32
38	Federal National Mortgage Association, Pool 349416, 7.500%, 8/1/2026	38
460	Federal National Mortgage Association, Pool 545137, 7.500%, 8/1/2031	484
166	Federal National Mortgage Association, Pool 555211, 7.000%, 8/1/2032	175
716	Federal National Mortgage Association, Pool 576245, 7.500%, 4/1/2031	760
5,176	Federal National Mortgage Association, Pool 620613, 6.500%, 1/1/2032	5,383
36,741	Federal National Mortgage Association, Pool 725424, 5.500%, 4/1/2034	37,881
5,225	Federal National Mortgage Association, Pool 725948, 5.500%, 10/1/2034	5,396
21,319	Federal National Mortgage Association, Pool 735744, 6.000%, 8/1/2035	22,370
4,779	Federal National Mortgage Association, Pool 852523, 5.500%, 2/1/2036	4,952
618	Federal National Mortgage Association, Pool 866049, 5.500%, 3/1/2036	641
8,928	Federal National Mortgage Association, Pool 871234, 5.500%, 4/1/2036	9,262
1,326	Federal National Mortgage Association, Pool 885404, 6.000%, 6/1/2036	1,395
2,106	Federal National Mortgage Association, Pool 889187, 5.000%, 7/1/2033	2,114
5,637	Federal National Mortgage Association, Pool 906224, 5.500%, 1/1/2037	5,841
40,374	Federal National Mortgage Association, Pool 932639, 5.000%, 3/1/2040	40,992
1,061	Federal National Mortgage Association, Pool 936523, 5.500%, 7/1/2037	1,102
11,331	Federal National Mortgage Association, Pool 962914, 5.000%, 5/1/2038	11,504
2,444	Federal National Mortgage Association, Pool 979899, 5.500%, 5/1/2038	2,536
135,300	Federal National Mortgage Association, Pool AB1048, 4.500%, 5/1/2040	135,187
3,480	Federal National Mortgage Association, Pool AB2275, 4.500%, 2/1/2041	3,475
4,111	Federal National Mortgage Association, Pool AB4297, 3.500%, 1/1/2042	3,879

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 2,156	Federal National Mortgage Association, Pool AC1889, 4.000%, 9/1/2039	$ 2,102
7,635	Federal National Mortgage Association, Pool AC3668, 4.500%, 10/1/2039	7,630
1,841	Federal National Mortgage Association, Pool AD7127, 4.500%, 7/1/2040	1,839
5,667	Federal National Mortgage Association, Pool AD7134, 5.000%, 7/1/2040	5,755
1,056	Federal National Mortgage Association, Pool AD7793, 4.500%, 7/1/2040	1,054
15,079	Federal National Mortgage Association, Pool AH5583, 4.500%, 2/1/2041	15,061
1,293	Federal National Mortgage Association, Pool AH9719, 4.500%, 4/1/2041	1,291
9,627	Federal National Mortgage Association, Pool AI0845, 4.000%, 12/1/2041	9,339
369	Federal National Mortgage Association, Pool AJ1441, 3.500%, 9/1/2026	367
13,662	Federal National Mortgage Association, Pool AL1948, 4.000%, 1/1/2042	13,271
6,510	Federal National Mortgage Association, Pool AO8179, 3.500%, 9/1/2042	6,131
907	Federal National Mortgage Association, Pool AS0765, 3.500%, 10/1/2028	898
6,018	Federal National Mortgage Association, Pool AS6131, 3.500%, 11/1/2045	5,583
3,948	Federal National Mortgage Association, Pool AT5900, 3.000%, 6/1/2043	3,601
8,890	Federal National Mortgage Association, Pool AX2484, 3.500%, 10/1/2044	8,330
8,371	Federal National Mortgage Association, Pool AY8424, 3.500%, 8/1/2045	7,807
72,546	Federal National Mortgage Association, Pool MA0500, 5.000%, 8/1/2040	73,670
173,604	Federal National Mortgage Association, Pool MA0562, 4.500%, 11/1/2040	173,434
4,478	Federal National Mortgage Association, Pool MA0585, 4.500%, 11/1/2040	4,471
116,388	Federal National Mortgage Association, Pool MA0695, 4.000%, 4/1/2031	115,559
2,655	Federal National Mortgage Association, Pool MA0821, 4.500%, 8/1/2041	2,651
3,093	Federal National Mortgage Association, Pool MA0907, 4.000%, 11/1/2041	3,005
12,186	Federal National Mortgage Association, Pool MA1236, 3.500%, 11/1/2042	11,467
	TOTAL	788,573
	Government National Mortgage Association—0.0%
347	Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	357
420	Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	435
806	Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	829
1,069	Government National Mortgage Association, Pool 2698, 5.500%, 1/20/2029	1,079
1,157	Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	1,190
541	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	559
120	Government National Mortgage Association, Pool 2853, 7.500%, 12/20/2029	124
87	Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	90
2,237	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	2,314
1,321	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	1,369
1,482	Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	1,539
10,032	Government National Mortgage Association, Pool 3320, 5.500%, 12/20/2032	10,287
6,632	Government National Mortgage Association, Pool 3333, 5.500%, 1/20/2033	6,801
2,142	Government National Mortgage Association, Pool 3375, 5.500%, 4/20/2033	2,199
10,484	Government National Mortgage Association, Pool 3390, 5.500%, 5/20/2033	10,762
12,094	Government National Mortgage Association, Pool 3403, 5.500%, 6/20/2033	12,418
12,940	Government National Mortgage Association, Pool 3458, 5.000%, 10/20/2033	13,101
4,989	Government National Mortgage Association, Pool 3499, 5.000%, 1/20/2034	5,051
5,591	Government National Mortgage Association, Pool 3556, 5.500%, 5/20/2034	5,756
11,097	Government National Mortgage Association, Pool 3623, 5.000%, 10/20/2034	11,250
67	Government National Mortgage Association, Pool 366985, 4.500%, 6/15/2041	66
213	Government National Mortgage Association, Pool 412615, 7.500%, 6/15/2026	214
10	Government National Mortgage Association, Pool 432701, 8.000%, 6/15/2026	10
3	Government National Mortgage Association, Pool 446820, 8.000%, 8/15/2027	3
208	Government National Mortgage Association, Pool 455319, 7.000%, 10/15/2027	210

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 17,296		Government National Mortgage Association, Pool 456873, 6.500%, 5/15/2028	$ 17,801
242		Government National Mortgage Association, Pool 460881, 7.000%, 7/15/2028	246
13		Government National Mortgage Association, Pool 471672, 7.000%, 4/15/2028	13
84		Government National Mortgage Association, Pool 506476, 7.000%, 4/15/2029	85
625		Government National Mortgage Association, Pool 541578, 5.000%, 6/15/2033	634
1,071		Government National Mortgage Association, Pool 544007, 6.500%, 3/15/2031	1,102
39		Government National Mortgage Association, Pool 571225, 6.500%, 10/15/2031	40
477		Government National Mortgage Association, Pool 591976, 5.000%, 4/15/2033	483
965		Government National Mortgage Association, Pool 603010, 5.000%, 6/15/2033	978
4,993		Government National Mortgage Association, Pool 605775, 6.000%, 11/15/2034	5,186
10,997		Government National Mortgage Association, Pool 605777, 6.000%, 12/15/2034	11,398
9,562		Government National Mortgage Association, Pool 615490, 4.500%, 8/15/2033	9,554
888		Government National Mortgage Association, Pool 633711, 6.000%, 9/15/2034	923
150,379		Government National Mortgage Association, Pool 644568, 5.500%, 8/15/2035	154,262
26,143		Government National Mortgage Association, Pool 650708, 5.500%, 1/15/2036	26,796
33,143		Government National Mortgage Association, Pool 652534, 5.500%, 4/15/2036	34,035
4,029		Government National Mortgage Association, Pool 704189, 5.500%, 1/15/2039	4,150
803		Government National Mortgage Association, Pool 780626, 7.000%, 8/15/2027	809
4,519		Government National Mortgage Association, Pool 782604, 5.500%, 3/15/2039	4,650
5,023		Government National Mortgage Association, Pool MA0625, 3.500%, 12/20/2042	4,699
1,464		Government National Mortgage Association, Pool MA1376, 4.000%, 10/20/2043	1,409
		TOTAL	367,266
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,363,553)	1,351,831
		MUNICIPAL BOND—0.0%
		Other—0.0%
390,000		Texas State Transportation Commission - State Highway Fund, 5.178%, 4/1/2030 (IDENTIFIED COST $408,561)	399,199
		ASSET-BACKED SECURITY—0.0%
		Financial Institution - Finance Companies—0.0%
59,966		Countrywide Home Loan, Inc., Class 2A1, 6.000%, 2/25/2037 (IDENTIFIED COST $60,762)	21,184
	[3]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
807		Federal National Mortgage Association ARM, 6.250%, 1/1/2033	820
		Government National Mortgage Association—0.0%
2		Government National Mortgage Association ARM, 4.750%, 10/20/2025	2
467		Government National Mortgage Association ARM, 5.625%, 5/20/2028	470
		TOTAL	472
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $1,316)	1,292
		PURCHASED CALL OPTION—0.0%
46,300,000		Morgan Stanley EUR PUT/USD CALL, Exercise Price $1.143, Notional Amount $54,171,000, Expiration Date 11/14/2025 (IDENTIFIED COST $304,700)	190,432
		EXCHANGE-TRADED FUND—0.3%
2,065,689	[1]	Federated Hermes Short Duration Corporate ETF (IDENTIFIED COST $50,092,958)	50,402,812
		INVESTMENT COMPANIES—34.8%
332,607		Bank Loan Core Fund	2,857,097
41,359,835		Emerging Markets Core Fund	370,997,719
147,761,839		Federated Hermes Government Obligations Fund, Premier Shares, 4.22%[6]	147,761,839

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	INVESTMENT COMPANIES—continued
74,460,518	High Yield Bond Core Fund	$ 426,658,766
376,159,707	Mortgage Core Fund	3,148,456,750
116,976,563	Project and Trade Finance Core Fund	1,043,430,947
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $4,997,801,725)	5,140,163,118
	TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $14,681,038,610)	14,687,103,799
	OTHER ASSETS AND LIABILITIES - NET—0.5%[7]	72,093,026
	NET ASSETS—100%	$14,759,196,825
At August 31, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	33,851	$7,059,255,788	December 2025	$7,493,931
United States Treasury Notes 5-Year Long Futures	5,092	$557,414,875	December 2025	$1,827,911
United States Treasury Notes 10-Year Long Futures	461	$51,862,500	December 2025	$144,416
Short Futures:
United States Treasury Notes 10-Year Ultra Short Futures	3,441	$393,671,906	December 2025	$(1,830,354)
United States Treasury Ultra Bond Short Futures	2,270	$264,596,875	December 2025	$1,304,551
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$8,940,455
At August 31, 2025, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
9/17/2025	Goldman Sachs Bank USA	143,056,697	CLP	$148,004	$(35)
9/17/2025	Barclays Bank PLC	281,481,517	CLP	$296,843	$(5,696)
9/17/2025	Barclays Bank PLC	205,913,680	CLP	$219,829	$(6,845)
9/17/2025	Morgan Stanley & Co.	342,643,026	CLP	$364,003	$(9,594)
9/17/2025	Credit Agricole	15,409,000	CNH	$2,163,206	$2,904
9/17/2025	State Street Bank & Trust Co.	37,830,505	MXN	$2,008,013	$15,848
9/17/2025	Morgan Stanley & Co.	16,740,447	MXN	$888,612	$6,970
9/17/2025	Goldman Sachs Bank USA	1,786,619	PEN	$501,689	$3,860
9/18/2025	Goldman Sachs Bank USA	611,640,183	COP	$144,843	$7,154
10/17/2025	Bank of America N.A.	145,000,000	CLP	$149,577	$413
10/17/2025	Bank of America N.A.	14,000,000,000	CLP	$14,441,923	$39,873
11/6/2025	Morgan Stanley & Co.	108,888	EUR	$127,323	$583
11/6/2025	Morgan Stanley & Co.	33,998,000	EUR	$39,622,700	$313,284
11/6/2025	Morgan Stanley & Co.	12,062,059	EUR	$14,104,207	$64,574
11/6/2025	Morgan Stanley & Co.	3,300,000,000	JPY	$22,653,933	$(40,453)
11/19/2025	CitiBank N.A.	417,000,000	EGP	$8,291,907	$11,558
11/24/2025	Morgan Stanley & Co.	41,395,968	CNY	$5,826,118	$10,321
11/24/2025	CitiBank N.A.	94,017,600,000	IDR	$5,766,544	$(75,268)
11/24/2025	Goldman Sachs Bank USA	496,872,000	INR	$5,678,342	$(69,002)
11/24/2025	State Street Bank & Trust Co.	7,959,024,000	KRW	$5,718,604	$31,326
11/24/2025	Morgan Stanley & Co.	7,409,952	SGD	$5,806,972	$5,481
12/29/2025	CitiBank N.A.	400,000,000	EGP	$7,532,177	$299,018

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Sold:
9/17/2025	Barclays Bank PLC	424,538,214	CLP	$441,726	$2,610
9/17/2025	Morgan Stanley & Co.	137,627,411	CLP	$145,657	$3,304
9/17/2025	Bank of America N.A.	410,929,295	CLP	$444,330	$19,290
9/17/2025	Morgan Stanley & Co.	16,740,447	MXN	$875,996	$(19,587)
9/17/2025	Standard Chartered Bank	1,581,389	PEN	$442,855	$(4,622)
9/17/2025	JPMorgan Chase Bank N.A.	15,050,000	PEN	$4,158,377	$(100,229)
9/17/2025	State Street Bank & Trust Co.	50,000,000	ZAR	$2,795,628	$(36,155)
9/18/2025	Goldman Sachs Bank USA	900,541,043	COP	$214,464	$(9,328)
9/18/2025	Bank of America N.A.	3,914,386,810	COP	$927,681	$(45,076)
10/17/2025	BNP Paribas	145,000,000	CLP	$149,931	$(58)
10/17/2025	BNP Paribas	14,000,000,000	CLP	$14,476,148	$(5,647)
10/17/2025	Morgan Stanley & Co.	500,000	PEN	$139,790	$(1,584)
10/17/2025	Morgan Stanley & Co.	51,700,000	PEN	$14,454,261	$(163,786)
11/4/2025	State Street Bank & Trust Co.	19,400,000	BRL	$3,390,897	$(133,842)
11/6/2025	State Street Bank & Trust Co.	120,000	CHF	$150,127	$(1,031)
11/6/2025	State Street Bank & Trust Co.	9,300,000	CHF	$11,634,834	$(79,877)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$30,656
At August 31, 2025, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 08/31/2025[8]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Barclays Bank PLC	CDX Index EM Series 43	Pay	1.000%	06/20/2030	1.45%	$100,000,000	$1,920,020	$1,950,549	$(30,529)
Barclays Bank PLC	CDX Index NA IG Series 40	Buy	1.000%	06/20/2030	0.50%	$700,000,000	$(15,100,540)	$(12,872,022)	$(2,228,518)
At August 31, 2025, the Fund had the following outstanding written options contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Call Option:
Morgan Stanley	EUR CALL/USD PUT	(27,200,000)	$27,200,000	December 2025	$1.19	$(336,763)
(Premium Received $493,136)						$(336,763)
Net Unrealized Appreciation/Depreciation on Futures, Foreign Exchange Contracts, Swaps Contract and Written Options is included in “Other Assets and Liabilities—Net.”

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2025, were as follows:
Affiliates	Value as of 11/30/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 8/31/2025	Shares Held as of 8/31/2025**	Dividend Income
Bank Loan Core Fund	$2,743,460	$154,988	$—	$(41,351)	$—	$2,857,097	332,607	$154,987
Emerging Markets Core Fund	$479,066,394	$69,869,702	$(182,525,000)	$(8,474,407)	$13,061,030	$370,997,719	41,359,835	$23,376,388
Federated Hermes Govern- ment Obligations Fund, Pre- mier Shares*	$247,930,264	$4,235,405,094	$(4,335,573,518)	$—	$—	$147,761,839	147,761,839	$5,917,187
Federated Hermes Short Duration Corporate ETF	$—	$50,092,959	$—	$309,853	$—	$50,402,812	2,065,689	$286,305
High Yield Bond Core Fund	$404,647,741	$57,930,000	$(41,775,000)	$5,950,278	$(94,253)	$426,658,766	74,460,518	$20,182,397
Mortgage Core Fund	$4,153,108,289	$48,000,000	$(1,047,200,000)	$99,658,467	$(105,110,006)	$3,148,456,750	376,159,707	$132,675,613
Project and Trade Finance Core Fund	$856,583,062	$218,947,207	$(33,000,000)	$4,496,702	$(3,596,024)	$1,043,430,947	116,976,563	$52,447,206
TOTAL OF AFFILIATED TRANSACTIONS	$6,144,079,210	$4,680,399,950	$(5,640,073,518)	$101,899,542	$(95,739,253)	$5,190,565,930	759,116,758	$235,040,083

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
**
At August 31, 2025, the Fund owned a majority of the outstanding shares of beneficial interest of each of Federated Hermes Short Duration Corporate ETF,
Mortgage Core Fund, Emerging Markets Core Fund and Project and Trade Finance Core Fund.

1
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of August 31, 2025, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$13,241,153	$13,591,925

2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

3
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

4	Issuer in default.
5	Non-income-producing security.
6	7-day net yield.
7	Assets, other than investments in securities, less liabilities.
8
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of net assets at August 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Equity securities and exchanged-traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$4,926,099,113	$—	$4,926,099,113
Corporate Bonds	—	3,469,170,116	3,047	3,469,173,163
Collateralized Mortgage Obligations	—	890,314,572	—	890,314,572
Foreign Governments/Agencies	—	125,272,296	—	125,272,296
Commercial Mortgage-Backed Securities	—	83,714,787	—	83,714,787
Mortgage-Backed Securities	—	1,351,831	—	1,351,831
Municipal Bond	—	399,199	—	399,199
Asset-Backed Security	—	21,184	—	21,184
Adjustable Rate Mortgages	—	1,292	—	1,292
Purchased Call Option	—	190,432	—	190,432
Exchange-Traded Fund	—	50,402,812	—	50,402,812
Investment Companies	4,096,732,171	—	—	4,096,732,171
Other Investments[1]	—	—	—	1,043,430,947
TOTAL SECURITIES	$4,096,732,171	$9,546,937,634	$3,047	$14,687,103,799
Other Financial Instruments:
Assets
Futures Contracts	$10,770,809	$—	$—	$10,770,809
Foreign Exchange Contracts	—	838,371	—	838,371
Liabilities
Futures Contracts	(1,830,354)	—	—	(1,830,354)
Foreign Exchange Contracts	—	(807,715)	—	(807,715)
Swap Contracts	—	(13,180,520)	—	(13,180,520)
Written Options Contracts	—	(336,763)	—	(336,763)
TOTAL OTHER FINANCIAL INSTRUMENTS	$8,940,455	$(13,486,627)	$—	$(4,546,172)

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $1,043,430,947 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and
Trade Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
BRL	—Brazilian Real
CHF	—Swiss Franc
CLP	—Chilean Peso
CNH	—Chinese Yuan Renminbi Offshore
CNY	—Chinese Yuan Renminbi
COP	—Colombian Peso
CZK	—Czech Koruna
DOP	—Dominican Republic Peso
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Note
ETF	—Exchange-Traded Fund
EUR	—Euro
GMTN	—Global Medium Term Note
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—Korean Won
MTN	—Medium Term Note
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NGN	—Nigerian Naira
PEN	—Peruvian Nuevo Sol
PLN	—Polish Zloty
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
RON	—Romanian Leu
SGD	—Singapore Dollar
SOFR	—Secured Overnight Financing Rate
UYU	—Uruguayan Peso
ZAR	—South African Rand